UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2026

Date of reporting period:	8/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Floating Rate Income Fund
Class A:
FRFAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Floating Rate Income Fund (the
“Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can
also
request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class A	$55	1.07%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 2,392,443,297
Number of fund holdings	485
Portfolio turnover rate for the period	39%
MF211E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	1.8
AA	16.2
A	1.8
BBB	11.2
BB	21.2
B	41.4
CCC	2.0
C	0.1
Not Rated	5.1
Cash/Cash Equivalents	(0.7)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not
Rated
category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/
mutual
-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	A
NASDAQ	FRFAX
CUSIP	74439V602
MF211E2A

PGIM Floating Rate Income Fund
Class C:
FRFCX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Floating Rate Income Fund (the
“Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can
also
request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class C	$93	1.82%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 2,392,443,297
Number of fund holdings	485
Portfolio turnover rate for the period	39%
MF211E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	1.8
AA	16.2
A	1.8
BBB	11.2
BB	21.2
B	41.4
CCC	2.0
C	0.1
Not Rated	5.1
Cash/Cash Equivalents	(0.7)
Total	100.0
Credit ratings reflect the highest
rating
assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy
voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	C
NASDAQ	FRFCX
CUSIP	74439V701
MF211E2C

PGIM Floating Rate Income Fund
Class Z:
FRFZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Floating Rate Income Fund (the “Fund”)
for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class Z	$42	0.82%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 2,392,443,297
Number of fund holdings	485
Portfolio turnover rate for the period	39%
MF211E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	1.8
AA	16.2
A	1.8
BBB	11.2
BB	21.2
B	41.4
CCC	2.0
C	0.1
Not Rated	5.1
Cash/Cash Equivalents	(0.7)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used
by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	Z
NASDAQ	FRFZX
CUSIP	74439V800
MF211E2Z

PGIM Floating Rate Income Fund
Class R6:
PFRIX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Floating Rate Income Fund (the
“Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income Fund—Class R6	$39	0.77%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 2,392,443,297
Number of fund holdings	485
Portfolio turnover rate for the period	39%
MF211E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	1.8
AA	16.2
A	1.8
BBB	11.2
BB	21.2
B	41.4
CCC	2.0
C	0.1
Not Rated	5.1
Cash/Cash Equivalents	(0.7)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional
information
at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income Fund

SHARE CLASS	R6
NASDAQ	PFRIX
CUSIP	74439V883
MF211E2R6

PGIM Government Income Fund
Class A:
PGVAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Government Income Fund (the “Fund”)
for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class A	$47	0.93%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 224,849,816
Number of fund holdings	343
Portfolio turnover rate for the period	63%
MF128E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	13.8
AA	81.3
Not Rated	0.6
Cash/Cash Equivalents	4.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (
Fitch
). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	A
NASDAQ	PGVAX
CUSIP	74439V107
MF128E2A

PGIM Government Income Fund
Class C:
PRICX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Government Income Fund (the “Fund”)
for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class C	$107	2.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 224,849,816
Number of fund holdings	343
Portfolio turnover rate for the period	63%
MF128E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	13.8
AA	81.3
Not Rated	0.6
Cash/Cash Equivalents	4.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common
nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	C
NASDAQ	PRICX
CUSIP	74439V305
MF128E2C

PGIM Government Income Fund
Class R:
JDRVX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Government Income Fund (the “Fund”)
for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R	$64	1.26%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 224,849,816
Number of fund holdings	343
Portfolio turnover rate for the period	63%
MF128E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	13.8
AA	81.3
Not Rated	0.6
Cash/Cash Equivalents	4.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an
NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	R
NASDAQ	JDRVX
CUSIP	74439V503
MF128E2R

PGIM Government Income Fund
Class Z:
PGVZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Government Income Fund (the “Fund”)
for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class Z	$24	0.48%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 224,849,816
Number of fund holdings	343
Portfolio turnover rate for the period	63%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	13.8
AA	81.3
Not Rated	0.6
Cash/Cash Equivalents	4.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S
&
P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	Z
NASDAQ	PGVZX
CUSIP	74439V404
MF128E2Z

PGIM Government Income Fund
Class R6:
PGIQX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Government Income Fund (the
“Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Income Fund—Class R6	$24	0.47%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 224,849,816
Number of fund holdings	343
Portfolio turnover rate for the period	63%
MF128E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	13.8
AA	81.3
Not Rated	0.6
Cash/Cash Equivalents	4.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s
prospectus
, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Income Fund

SHARE CLASS	R6
NASDAQ	PGIQX
CUSIP	74439V875
MF128E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14

PGIM Floating Rate Income Fund

PGIM Government Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2025

Table of Contents	Financial Statements and Other Information	August 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Floating Rate Income Fund	2
PGIM Government Income Fund	37
Notes to Financial Statements	56

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

Aces—Alternative Credit Enhancements Securities

AID—Agency for International Development

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CPI—Consumer Price Index

CVR—Contingent Value Rights

DAC—Designated Activity Company

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

iBoxx—Bond Market Indices

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UMBS—Uniform Mortgage-Backed Securities

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.0%

ASSET-BACKED SECURITIES 17.4%

Collateralized Loan Obligations 17.4%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.282%(c)	07/22/37		10,000	$10,051,425

Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	6.437(c)	10/20/34		4,725	4,734,450

Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.325(c)	07/20/35		5,000	5,021,648
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.225(c)	01/20/38		10,000	10,033,522

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.968(c)	07/15/30		14,250	14,260,095

Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.376(c)	04/15/35	EUR	3,750	4,370,960

Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-03A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.904(c)	10/24/38		11,200	11,223,747

Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.325(c)	10/20/35		5,000	5,019,952

Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class BR, 144A, 3 Month SOFR + 1.982% (Cap N/A, Floor 1.720%)	6.300(c)	04/24/34		5,000	5,015,247

Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.118(c)	07/15/37		11,500	11,561,336

Carlyle US CLO Ltd. (Cayman Islands),
Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.964(c)	01/27/36		18,250	18,385,473
Series 2024-02A, Class B, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.368(c)	04/25/37		5,600	5,629,076

CBAMR Ltd. (Cayman Islands),
Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.812(c)	10/17/38		16,000	16,000,000

CIFC European Funding CLO DAC (Ireland),
Series 03A, Class B1, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.526(c)	01/15/34	EUR	2,000	2,320,632

CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.072(c)	07/17/37		9,650	9,670,177

CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.075(c)	01/20/35		12,400	12,415,622

Davis Park CLO Ltd.,
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.018(c)	07/20/38		4,500	4,507,025

Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.318(c)	10/15/37		8,125	8,152,233
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.918(c)	07/15/34		2,500	2,494,150

Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	7.370(c)	10/14/35		10,000	10,039,599
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.275(c)	10/20/37		9,275	9,326,230

Golub Capital Partners CLO Ltd. (United Kingdom),
Series 2023-68A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.967(c)	07/25/38		18,600	18,603,757

Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.605(c)	04/26/31		178	178,185

Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.514(c)	04/28/37		13,500	13,579,009

KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.218(c)	04/15/35		12,500	12,501,247
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.418(c)	04/15/37		4,000	4,029,698

Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.249(c)	04/18/37		11,000	11,043,473

Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	6.359(c)	07/15/31		9,250	9,270,315

NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.425(c)	07/20/37		7,650	7,675,104

Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.818(c)	01/15/37		4,250	4,268,668

Octagon Investment Partners Ltd. (Cayman Islands),
Series 2019-03A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.118(c)	07/15/37		8,100	8,114,120

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Octagon Investment Partners Ltd.,
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.118%(c)	10/31/37		7,600	$7,618,783
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.575(c)	04/20/37		5,000	5,008,452
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.125(c)	01/20/38		10,550	10,594,867
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.568(c)	04/16/37		3,250	3,252,860
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class B1R, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.275(c)	03/20/38		20,000	20,068,244
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.068(c)	09/06/37		13,500	13,533,363
Signal Peak CLO Ltd. (Cayman Islands),
Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.075(c)	01/21/38		9,185	9,213,675
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	6.775(c)	01/20/37		17,200	17,290,500
Sound Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	7.930(c)	10/25/34		1,500	1,509,366
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	4,949,695
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.125(c)	01/20/38		12,150	12,196,567
Series 2022-02A, Class BR, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.075(c)	01/20/36		12,000	12,060,139
Trimaran CAVU Ltd. (Cayman Islands),
Series 2019-02A, Class BR, 144A	— (p)	03/18/38		10,000	10,000,000
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-15A, Class B1, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	6.294(c)	04/22/34		8,350	8,347,824
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	6.234(c)	10/17/32		8,650	8,678,707
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.769(c)	07/15/31		1,500	1,504,434

					415,323,651

Other 0.0%

Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40		1,097	1,153,599

TOTAL ASSET-BACKED SECURITIES (cost $413,129,613)					416,477,250

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.5%
BX Trust,
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.363(c)	02/15/35		4,750	4,749,999
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.804(c)	02/15/42		2,350	2,338,984
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41		5,000	5,280,527

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,094,360)					12,369,510

CORPORATE BONDS 11.8%

Airlines 0.2%

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30		375	359,981
Sr. Unsec’d. Notes, 144A	7.875	05/01/27		3,575	3,610,285

					3,970,266

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 3

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 8.9%

Bank of America Corp.,
Jr. Sub. Notes	6.250%(ff)	07/26/30(oo)	13,855	$13,874,917
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	3,190	3,289,543

Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes(a)	7.350(ff)	04/27/85	31,000	31,810,259
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	9,870	10,127,712
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	10,295	10,394,259
Jr. Sub. Notes, Series FF(a)	6.950(ff)	02/15/30(oo)	15,435	15,718,979
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	5,685	5,796,405
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	26,500	26,230,788
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series R	7.560(ff)	02/10/26(oo)	9,444	9,520,766
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	13,458	13,107,089
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	7.036(c)	10/01/25(oo)	23,015	23,064,215
Royal Bank of Canada (Canada),
Jr. Sub. Notes	6.350(ff)	11/24/84	12,750	12,335,625
Jr. Sub. Notes(a)	7.500(ff)	05/02/84	9,000	9,382,500
Sumitomo Mitsui Financial Group, Inc. (Japan),
Jr. Sub. Notes(a)	6.600(ff)	06/05/34(oo)	2,725	2,823,781
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes(a)	7.250(ff)	07/31/84	19,005	19,670,175
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	5,813	5,607,476
Wells Fargo & Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	1,060	1,111,700

				213,866,189

Chemicals 0.0%

Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	75	55,316

Commercial Services 0.1%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	1,521	1,514,835
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	395,586

				1,910,421

Diversified Financial Services 0.2%

Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes(a)	7.000(ff)	07/15/30(oo)	4,295	4,397,006

Electric 0.5%

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	7,375	7,476,265
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,347,064

				12,823,329

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders 0.2%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	04/01/30		835	$789,192
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30		4,200	3,856,524

					4,645,716

Housewares 0.0%

SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29		2,550	1,021,447

Internet 0.2%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27		200	197,177
Sr. Unsec’d. Notes, 144A	5.625	09/15/28		200	198,462
United Group BV (Slovenia),
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.250% (Cap N/A, Floor 4.250%)	6.286(c)	02/01/29	EUR	4,000	4,738,859

					5,134,498

Media 0.3%

CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		200	127,972
Gtd. Notes, 144A	4.125	12/01/30		200	131,616
Gtd. Notes, 144A	5.375	02/01/28		475	437,712
Gtd. Notes, 144A	5.500	04/15/27		200	192,490
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		700	307,216
Sr. Unsec’d. Notes, 144A	5.000	11/15/31		2,157	943,805
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		200	93,839
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		450	371,043
Gtd. Notes	7.375	07/01/28		350	316,781
Gtd. Notes	7.750	07/01/26		1,000	972,256
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,800	2,961,607
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	9.250	03/25/30		166	103,660
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27		200	192,441
Sr. Sec’d. Notes, 144A	8.125	02/15/33		200	204,956

					7,357,394

Oil & Gas 0.3%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes^	7.875	12/15/24(d)		6,725	7
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		2,125	2,104,497
Sr. Unsec’d. Notes, 144A(a)	6.250	04/15/32		3,750	3,594,594
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	9.955(c)	09/30/29		170	167,716
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		568	559,054
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		681	670,865
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		568	559,053

					7,655,786

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 5

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 0.4%

Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000%(ff)	09/30/29	(oo)	8,680	$8,634,471

Real Estate 0.1%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31		770	717,688
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		1,025	1,002,175

					1,719,863

Real Estate Investment Trusts (REITs) 0.3%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		7,519	6,383,626
Sr. Unsec’d. Notes	4.750	02/15/28		1,275	1,204,562

					7,588,188

Retail 0.1%

Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		1,320	1,191,428

Telecommunications 0.0%

Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		149	15
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		197	—
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.000	04/15/31		1,000	841,089
Sec’d. Notes, 144A	4.875	06/15/29		150	140,376

					981,480

TOTAL CORPORATE BONDS (cost $285,839,617)					282,952,798

FLOATING RATE AND OTHER LOANS 65.8%

Advertising 0.3%

Summer BC Holdco B Sarl (Luxembourg),
Extended Facility B, 3 Month SOFR + 5.260%^	9.556(c)	02/15/29		7,027	6,921,173

Aerospace & Defense 0.7%

Azorra Soar Term B Loan FInance Limited (Cayman Islands),
New Loan, 1 Month SOFR + 2.750%	7.005(c)	10/18/29		4,571	4,574,312
Transdigm, Inc.,
Tranche K Term Loan, 3 Month SOFR + 2.750%	7.046(c)	03/22/30		1,827	1,831,442
Tranche M Term Loan, 1 Month SOFR + 2.500%	6.853(c)	08/19/32		10,975	10,979,577

					17,385,331

Agriculture 0.3%

Alltech, Inc.,
Term B-2 Loan, 1 Month SOFR + 4.364%	8.680(c)	08/13/30		7,511	7,530,158

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Airlines 0.5%

American Airlines, Inc.,
Repriced Term Loan, 3 Month SOFR + 2.250%	6.575%(c)	04/20/28	7,916	$7,894,434
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	8.041(c)	04/01/31	5,220	5,237,947

				13,132,381

Auto Parts & Equipment 2.1%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.066(c)	01/28/32	12,400	12,384,500
First Brands Group LLC,
2022-Ii Incremental TermLoan, 3 Month SOFR + 5.262%	9.570(c)	03/30/27	2,203	2,092,189
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	9.570(c)	03/30/27	5,506	5,226,518
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.070(c)	03/30/28	10,730	9,657,000
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.122(c)	11/17/28	9,912	9,845,718
Term B Loan, 3 Month SOFR + 5.100%	9.350(c)	11/17/28	10,113	10,066,518

				49,272,443

Beverages 0.3%

Brewco Borrower LLC,
1 Month SOFR + 7.000%	0.000(c)	09/30/30	1,225	1,224,926
Pegasus Bidco BV (Netherlands),
2024-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.461(c)	07/12/29	4,938	4,937,625

				6,162,551

Building Materials 2.2%

American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	9.566(c)	07/08/30	6,200	5,952,000
Cornerstone Building Brands, Inc.,
Term Loan, 1 Month SOFR + 5.625%^	9.988(c)	08/01/28	5,581	5,079,051
Covia Holdings LLC,
Initial Term Loan, 3 Month SOFR + 3.250%	7.065(c)	02/26/32	5,250	5,263,125
Eco Material Technologies, Inc.,
Initial Term Loan, 6 Month SOFR + 3.250%	7.467(c)	02/12/32	6,533	6,528,917
EMRLD Borrower LP,
Initial Term B Loan, 3 Month SOFR + 2.250%	6.449(c)	05/31/30	8,186	8,171,552
Second Amendment Incremental Term Loan, 1 Month SOFR + 2.250%	6.566(c)	08/04/31	3,126	3,119,047
HP PHRG Borrower LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	8.316(c)	02/20/32	2,500	2,495,312
Quikrete Holdings, Inc.,
2029 Term B Loan, 1 Month SOFR + 2.250%	6.566(c)	03/19/29	5,343	5,342,947
New Tranche B-1 Term Loan, 1 Month SOFR + 2.250%	6.566(c)	04/14/31	4,987	4,984,795
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.566(c)	02/10/32	2,068	2,067,038
Vector WP HoldCo, Inc.,
Initial Term B Loan, 1 Month SOFR + 5.114%	9.430(c)	10/12/28	2,524	2,483,473

				51,487,257

Chemicals 3.7%

A-Ap Buyer, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%	7.066(c)	09/09/31	3,831	3,842,721
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 1 Month SOFR + 4.500%	8.816(c)	11/15/30	4,102	3,881,341
Flint Group Packaging Inks North America Holdings LLC (Luxembourg),
Facility B USD	— (p)	12/31/26	5,696	5,345,017
First Lien Facility B, 1 Month SOFR + 6.900%	11.581(c)	12/31/27	5,190	3,587,805
Second Lien Facility B, 1 Month SOFR + 6.900%	11.681(c)	12/31/27	7,036	321,000

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 7

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals (cont’d.)

Geon Performance Solutions LLC,
2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.807%(c)	08/18/28		6,190	$5,771,896
Ineos US Finance LLC (Luxembourg),
2030 Dollar Term Loan, 1 Month SOFR + 3.250%	7.566(c)	02/18/30		5,865	5,329,586
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	8.166(c)	03/14/30		2,548	2,204,020
New Term B Loan, 1 Month SOFR + 4.350%^	8.666(c)	04/02/29		4,443	3,909,895
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	9.158(c)	06/28/28		5,440	5,255,278
Luxembourg Investment Co. Sarl (Luxembourg),
Initial Term Loan	12.000	01/03/29	(d)	6,859	222,930
Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 1 Month SOFR + 3.250%	7.601(c)	04/03/28		6,644	6,638,937
November 2024 B-2 Dollar Term Loan, 1 Month SOFR + 3.250%	7.611(c)	04/03/28		3,073	3,073,414
Olympus Water US Holding Corp.,
Term B Loan	— (p)	07/31/32		1,850	1,843,394
Paint Intermediate III LLC,
Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	7.242(c)	10/09/31		2,244	2,245,311
Qnity Electronics, Inc.,
Term B Loan	— (p)	03/31/33		10,125	10,087,031
SCIH Salt Holdings, Inc.,
First Lien Incremental Term B-1 Loan, 3 Month SOFR + 3.000%	7.197(c)	01/31/29		5,156	5,163,020
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%^	9.952(c)	12/16/31		9,827	9,483,180
Tronox Finance LLC,
2024-B Term Loan, 1 Month SOFR + 2.500%	6.806(c)	09/30/31		1,158	1,016,540
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.318(c)	12/31/25		3,084	2,929,345
Term Loan, 1 Month SOFR + 8.000%	14.318(c)	10/12/28		4,396	2,967,394
Venator Materials LLC,
First Out B Term Loan, 1 Month SOFR + 9.000%^	6.296(c)	07/16/26		3,100	2,945,401

					88,064,456

Commercial Services 7.0%

Albion Financing 3 Sarl (United Kingdom),
2025-A Refinancing USD Term Loan, 3 Month SOFR + 3.000%	7.215(c)	05/21/31		5,307	5,313,298
AlixPartners LLP,
2025 Refinanced Dollar Term Loan, 1 Month SOFR + 2.000%	6.316(c)	08/31/32		4,459	4,441,263
Allied Universal Holdco LLC,
Amendment 7 Replacement U.S. Dollar Term Loan	— (p)	08/31/32		12,450	12,484,586
Belfor Holdings, Inc.,
Tranche B-5 Term Loan, 1 Month SOFR + 2.750%	7.066(c)	11/01/30		6,867	6,897,263
Belron Finance 2019 LLC,
2031 Dollar Term Loan, 3 Month SOFR + 2.500%	6.742(c)	10/16/31		9,439	9,473,995
Boost Newco Borrower LLC,
Term B-2 Loan, 3 Month SOFR + 2.000%	6.296(c)	01/31/31		12,205	12,205,360
Catawba Nation Gaming Authority,
Initial Term B Loan, 3 Month SOFR + 4.750%^	9.046(c)	03/28/32		5,815	5,771,388
CoreLogic, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.930(c)	06/02/28		6,241	6,216,338
Crisis Prevention Institute, Inc.,
2024 Term Loan, 3 Month SOFR + 4.000%	8.296(c)	04/09/31		7,340	7,294,498
DS Parent, Inc.,
Term B Loan, 3 Month SOFR + 5.500%	9.796(c)	01/31/31		1,312	1,210,089
EAB Global, Inc.,
Term Loan, 1 Month SOFR + 3.000%	7.316(c)	08/16/30		6,253	6,139,629
Grant Thornton Advisors LLC,
2025 Incremental Term Loan, 1 Month SOFR + 2.500%	6.816(c)	06/02/31		7,023	7,014,545

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

Ingenovis Health, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.512%	8.710%(c)	03/06/28		12,182	$3,654,498

Jupiter Buyer, Inc.,
Initial Delayed Draw Term Loan	4.750	11/01/31		130	130,897
Initial Term Loan, 3 Month SOFR + 4.750%	9.046(c)	11/01/31		5,793	5,822,137

Kuehg Corp.,
Term Loan, 3 Month SOFR + 3.250%	7.541(c)	06/12/30		4,753	4,756,397

Latham Pool Products, Inc.,
Initial Term Loan, 3 Month SOFR + 4.150%	8.349(c)	02/23/29		4,693	4,657,616

Markermeer Finance BV (Netherlands),
Term Facility B, 6 Month EURIBOR + 3.000%	5.161(c)	01/29/27	EUR	5,000	5,838,532

Mavis Tire Express Services Topco Corp.,
2025 First Lien Incremental Term Loan, 3 Month SOFR + 3.000%	7.199(c)	05/04/28		3,976	3,983,710

MPH Acquisition Holdings LLC,
First Out Term Loan, 3 Month SOFR + 3.750%	8.058(c)	12/31/30		5,196	5,182,741
Second Out Term Loan, 3 Month SOFR + 4.862%	9.170(c)	12/31/30		6,538	5,999,016

Neon Maple Purchaser, Inc.,
First amend Tranche B-1 Term Loan, 1 Month SOFR + 2.750%	7.066(c)	11/17/31		12,045	12,041,055

NorthAB LLC,
2025 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.796(c)	11/24/28		4,709	4,537,848

Omnia Partners LLC,
Amendment No. 3 Term Loan, 3 Month SOFR + 2.500%	6.814(c)	07/25/30		4,653	4,653,088

PG Polaris Bidco (Ursa Minor) (Luxembourg),
Term B Loan, 3 Month SOFR + 2.750%	7.046(c)	03/26/31		2,179	2,184,498

Ryan LLC,
Initial Term Loan, 1 Month SOFR + 3.500%	7.816(c)	11/14/30		5,685	5,697,558

TruGreen LP,
Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	8.416(c)	11/02/27		3,798	3,679,772

Verde Purchaser LLC,
Initial Term Loan, 3 Month SOFR + 4.000%	8.296(c)	11/30/30		5,358	5,290,983

VT Topco, Inc.,
Second Amendment Term Loan, 1 Month SOFR + 3.000%	7.356(c)	08/09/30		5,341	5,341,212

					167,913,810

Computers 2.8%

Amentum Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.566(c)	09/29/31		5,368	5,364,735

Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	9.046(c)	06/30/32		9,900	9,900,000

ConvergeOne Holdings, Inc.,
PVKG Intermediate Holdings Inc First Lien Term Loan, 3 Month SOFR + 5.750%	10.070(c)	06/04/30		3,483	2,089,672

Fortress Intermediate 3 Inc.,
2025 Term B Loan, 1 Month SOFR + 3.000%	7.351(c)	06/27/31		7,146	7,154,932

Indy US Bidco, LLC,
2025 Term Loan, 1 Month SOFR + 2.500%	6.816(c)	10/31/30		10,277	10,212,691

McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.349(c)	03/01/29		8,386	7,945,384

Sandisk Corp.,
Term B Loan, 1 Month SOFR + 3.000%	7.341(c)	02/23/32		8,753	8,714,208

Synechron, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%^	8.058(c)	10/03/31		5,012	4,987,375

VeriFone Systems, Inc.,
2025-1 Refinancing Term Loan, 3 Month SOFR + 5.762%	10.070(c)	08/18/28		10,536	10,000,317

					66,369,314

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 9

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Consumer Services 0.2%

Parfums De Marly,
Term Loan, 3 Month SOFR + 5.250%^	9.530	%(c)	09/01/28		4,665	$4,618,350

Cosmetics/Personal Care 0.5%

Opal US LLC,
Facility B2 Loan, 6 Month SOFR + 3.250%	7.435	(c)	04/28/32		3,300	3,316,500
Rainbow UK Bidco Ltd. (Luxembourg),
Facility B3 Loan, SONIA + 4.500%	8.468	(c)	02/23/29	GBP	5,775	7,783,541

						11,100,041

Distribution/Wholesale 1.3%

AIP RD Buyer Corp.,
Term B Loan (First Lien), 1 Month SOFR + 4.000%	8.086	(c)	12/23/30		1,913	1,917,196
Olympus Water US Holding Corp.,
Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	7.296	(c)	06/20/31		9,201	9,157,013
Protective Industrial Products, Inc.,
Initial Term Loan, 1 Month SOFR + 4.000%	8.316	(c)	05/21/32		5,175	5,084,437
Quimper AB (Sweden),
Term B Loan, 3 Month EURIBOR + 3.750%	5.774	(c)	03/15/30	EUR	4,500	5,282,650
Windsor Holdings III LLC,
2025 Refi Term B Loan, 1 Month SOFR + 2.750%	7.073	(c)	08/01/30		8,823	8,804,734

						30,246,030

Diversified Financial Services 1.9%

CPI Holdco B LLC,
Initial Term Loan, 1 Month SOFR + 2.000%	6.316	(c)	05/17/31		7,947	7,929,160
Dechra Finance US,
Facility B1 Loan, 6 Month SOFR + 3.250%	7.447	(c)	12/31/31		3,417	3,425,979
Focus Financial Partners LLC,
Tranche B Incremental Term Loan, 1 Month SOFR + 2.750%	7.066	(c)	09/15/31		10,292	10,286,560
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%	7.366	(c)	03/18/30		15,168	15,199,888
Jefferies Finance LLC,
Initial Term Loan 2024, 1 Month SOFR + 2.750%	7.111	(c)	10/21/31		6,079	6,086,661
VFH Parent LLC,
Term B-2 Loan, 1 Month SOFR + 2.500%^	6.816	(c)	06/21/31		2,686	2,689,450

						45,617,698

Electric 0.6%

Calpine Corp.,
Term B-10, 1 Month SOFR + 1.750%	6.066	(c)	01/31/31		7,595	7,585,729
Discovery Energy Holding Corp.,
Initial Dollar Term Loan, 3 Month SOFR + 3.750%	8.046	(c)	05/01/31		5,513	5,526,882
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	9.796	(c)	07/20/28		1,357	1,336,531

						14,449,142

Electronics 0.4%

Indicor LLC,
Tranche D Dollar Term Loan, 3 Month SOFR + 2.750%	7.046	(c)	11/22/29		3,232	3,234,796
Minimax Viking GmbH - MX Holdings US, Inc.,
Senior Facility B (USD) Loan, 1 Month SOFR + 2.250%	6.566	(c)	03/17/32		4,675	4,680,844
Sanmina Corp.,
Term B Loan	—	(p)	08/31/32		2,300	2,294,250

						10,209,890

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Energy-Alternate Sources 0.1%

WIN Waste Innovations Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 2.864%	7.180	%(c)	03/24/28		2,122	$2,119,686

Engineering & Construction 1.0%

Azuria Water Solutions, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 3.000%	7.316	(c)	05/17/28		6,595	6,598,892
Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.750%	6.970	(c)	07/01/31		1,895	1,895,565
Initial Term Loan, 1 Month SOFR + 2.500%	6.816	(c)	07/01/31		4,307	4,301,624
Michael Baker International LLC,
Term B Loan First Lien, 3 Month SOFR + 4.000%	8.308	(c)	12/01/28		4,866	4,882,375
Red SPV LLC (United Kingdom),
Initial Term Loan, 1 Month SOFR + 2.250%	6.610	(c)	03/15/32		5,450	5,450,000

						23,128,456

Entertainment 2.9%

Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	9.946	(c)	02/10/27		11,565	7,729,582
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	6.566	(c)	02/06/31		2,839	2,829,126
Term B Loan, 1 Month SOFR + 2.250%	6.566	(c)	02/06/30		6,491	6,471,436
Cinemark USA, Inc.,
Term Loan, 3 Month SOFR + 2.250%	6.561	(c)	05/24/30		6,254	6,257,824
Crown Finance US, Inc. (United Kingdom),
Term B Loan, 1 Month SOFR + 4.500%	8.854	(c)	12/02/31		5,950	5,941,325
ECL Entertainment LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 3.000%	7.316	(c)	08/30/30		1,920	1,919,827
Entain PLC (United Kingdom),
Facility B3, 6 Month SOFR + 2.850%	7.016	(c)	10/31/29		7,666	7,665,692
Flutter Entertainment PLC (Ireland), 2024 Term B Loan, 3 Month SOFR + 1.750%	6.046	(c)	11/30/30		5,368	5,343,155
Third Incremental Term B Loan, 3 Month SOFR + 2.000%	6.296	(c)	06/04/32		2,125	2,118,359
Hershend Entertainment Co LLC,
Term B Loan, 1 Month SOFR + 3.250%	7.573	(c)	05/27/32		2,350	2,363,954
J&J Ventures Gaming LLC, 2025 Term Loan, 3 Month SOFR + 5.000%	9.223	(c)	04/26/30		2,500	2,465,625
Maverick Gaming LLC,
First Out Term Loan, 3 Month SOFR + 8.500%^	16.000	(c)	06/03/28	(d)	3,198	2,878,247
Second Out Term Loan^	11.781		06/05/28	(d)	7,574	3,635,584
Voyager Parent LLC,
First Lien Term B Loan, 2 Month SOFR + 4.750%	9.041	(c)	07/01/32		12,375	12,388,749

						70,008,485

Environmental Control 2.3%

Action Environmental Group, Inc. (The),
Term Loan, 1 Month SOFR + 3.250%^	7.546	(c)	10/24/30		13,649	13,648,565
GFL Environmental, Inc.,
Initial Term Loan, 3 Month SOFR + 2.500%	6.824	(c)	03/03/32		9,450	9,438,188
JFL-Tiger Acquisition Co., Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	8.069	(c)	10/17/30		6,866	6,865,610
Madison Iaq LLC, 2025 Incremental Term Loan, 6 Month SOFR + 3.250%	7.452	(c)	05/06/32		7,850	7,885,325
Mip V Waste Holdings LLC,
Tranche B-2 Term Loan, 1 Month SOFR + 2.750%^	7.090	(c)	08/20/32		2,448	2,454,406
Reworld Holding Corp., 2024 Refinancing Term B-1 Loan, 1 Month SOFR + 2.250%	6.610	(c)	11/30/28		1,819	1,821,327
2024 Refinancing Term C-1 Loan, 1 Month SOFR + 2.250%	6.610	(c)	11/30/28		105	105,207

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 11

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Environmental Control (cont’d.)

Reworld Holding Corp., (cont’d.)
Term B Loan, 1 Month SOFR + 2.250%	6.591	%(c)	11/30/28	4,941	$4,949,006
Term C Loan, 1 Month SOFR + 2.250%	6.591	(c)	11/30/28	272	272,478
Tidal Waste & Recycling Holdings LLC,
Term B Loan, 3 Month SOFR + 3.000%	7.296	(c)	10/24/31	3,691	3,708,052
WIN Waste Innovations Holdings, Inc.,
New Term B-1 Loan, 1 Month SOFR + 3.864%	8.180	(c)	03/24/28	3,965	3,977,453

					55,125,617

Food Service 0.3%

Gategroup Finance (Switzerland),
Senior Facility B (USD) Loan, 3 Month SOFR + 4.250%	8.556	(c)	06/10/32	5,991	5,983,074

Foods 0.8%

BCPE North Star US Holdco, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 4.114%	8.430	(c)	06/09/28	4,288	4,289,978
Froneri International Limited,
Term Loan	—	(p)	08/31/32	3,550	3,538,661
Froneri International Ltd.,
Facility B4, 6 Month SOFR + 2.000%	6.197	(c)	09/30/31	6,135	6,081,370
Nourish Buyer I, Inc.,
Initial Term Loan, 3 Month SOFR + 4.500%^	8.829	(c)	07/08/32	6,000	5,850,000

					19,760,009

Forest Products & Paper 0.3%

Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.449	(c)	11/04/31	6,586	6,553,070

Hand/Machine Tools 0.4%

Alliance Laundry Systems,
Initial Term B Loan, 1 Month SOFR + 2.250%	6.591	(c)	08/19/31	6,750	6,736,500
Madison Safety & Flow LLC, 2025 Incremental Term B, 1 Month SOFR + 2.750%	7.066	(c)	09/26/31	3,451	3,460,620

					10,197,120

Healthcare 0.5%

Envision Healthcare Operating, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 6.500%	10.816	(c)	06/25/30	12,771	12,851,006

Healthcare & Pharmaceuticals 0.1%

Loire Finco Luxembourg Sarl (Luxembourg),
Additional Facility USD, 3 Month SOFR + 4.000%	8.308	(c)	01/21/30	3,192	3,207,960

Healthcare-Products 0.6%

Bausch & Lomb Corp.,
Third Amendment Term Loan, 1 Month SOFR + 4.250%	8.566	(c)	01/15/31	4,000	4,002,500
Medline Borrower LP, 2030 Refinancing Term Loan, 1 Month SOFR + 2.000%	6.316	(c)	10/23/30	5,948	5,944,760
QuidelOrtho Corporation/QDEL, 2025 Refi 1st Lien Term B Loan	—	(p)	08/31/32	5,000	4,937,500

					14,884,760

Healthcare-Services 2.5%

Accelerated Health Systems LLC,
Initial Term B Loan, 3 Month SOFR + 4.400%	8.696	(c)	02/15/29	8,716	6,057,416

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Healthcare-Services (cont’d.)

Charlotte Buyer, Inc.,
Second Refinancing Term Loan, 1 Month SOFR + 4.250%	8.607	%(c)	02/11/28	4,879	$4,869,455
Examworks Bidco, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%	7.066	(c)	11/01/28	4,688	4,696,201
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	8.068	(c)	05/16/31	6,753	6,696,370
Phoenix Guarantor, Inc.,
Tranche B-5 Term Loan, 1 Month SOFR + 2.500%	6.816	(c)	02/21/31	7,835	7,838,327
Sound Inpatient Physicians Holdings LLC,
Tranche B Term Loan, 3 Month SOFR + 5.262%^	9.557	(c)	06/28/28	6,331	5,967,433
Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	11.057	(c)	06/28/28	3,424	3,560,857
Tranche C Term Loan, 3 Month SOFR + 7.012%	11.307	(c)	06/28/29	7,250	6,017,609
Upstream Newco, Inc.,
August 2021 Incremental Term Loan, 3 Month SOFR + 4.512%	8.820	(c)	11/20/26	16,543	13,564,863

					59,268,531

Holding Companies-Diversified 0.8%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.810	(c)	12/19/30	18,104	18,092,552

Home Furnishings 0.4%

TGP Holdings III LLC,
First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.666	(c)	06/29/28	11,563	10,435,778

Household Products/Wares 0.2%

Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%	8.296	(c)	07/08/31	6,587	4,872,124

Housewares 0.3%

Hunter Douglas Holding BV (Netherlands),
Tranche B-1 Term Loan, 3 Month SOFR + 3.250%	7.546	(c)	01/17/32	5,597	5,589,879
SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.816	(c)	12/18/29	1,564	1,558,420

					7,148,299

Insurance 2.3%

Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.316	(c)	11/06/30	12,368	12,342,596
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	7.566	(c)	06/20/32	1,990	1,989,183
AmWINS Group, Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.566	(c)	01/30/32	4,982	4,978,657
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.680	(c)	01/20/29	7,660	7,267,353
New B-10 Term Loan, 1 Month SOFR + 4.100%	8.416	(c)	08/19/28	10,749	10,701,998
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.666	(c)	08/21/28	1,075	1,073,368
Broadstreet Partners, Inc., 2024 Term B Loan, 1 Month SOFR + 2.750%	7.066	(c)	06/13/31	7,156	7,150,849
Howden Gropu Holdings Ltd. (United Kingdom), 2024-2 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.816	(c)	04/18/30	648	649,761
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 1 Month SOFR + 2.500%	6.816	(c)	07/29/31	8,462	8,477,755

					54,631,520

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 13

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Internet 0.9%

Denali Intermediate Holdings, Inc.,
Term Loan, 3 Month SOFR + 5.500%^	9.831	%(c)	05/31/32		6,787	$6,718,891
Term Loan^	—	(p)	05/31/32		679	671,889
Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000		01/02/28		1,681	1,462,286
MH Sub I LLC, 2023 May New Term Loan, 1 Month SOFR + 4.250%	8.566	(c)	05/03/28		10,475	9,704,330
2024 December New Term Loan, 1 Month SOFR + 4.250%	8.566	(c)	12/31/31		4,224	3,640,044

						22,197,440

Investment Companies 0.4%

Acuren Delaware Holdco, Inc.,
Amendment No. 1 Term Loan, 1 Month SOFR + 2.750%	7.066	(c)	07/30/31		4,825	4,821,985
BCP VI Summit Holdings LP,
Initial Term Loan, 1 Month SOFR + 3.000%	7.316	(c)	01/30/32		600	603,000
Hurricane CleanCo Ltd. (United Kingdom),
Facility A, 3 Month LIBOR + 6.250% (Cap N/A , Floor 0.000%)^	6.250	(c)	10/31/29		2,202	3,064,861
WEC US Holdings Ltd.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.604	(c)	01/27/31		2,035	2,034,585

						10,524,431

Leisure Time 1.8%

Alterra Mountain Co.,
Term B-8 Loan, 1 Month SOFR + 2.500%	6.816	(c)	05/31/30		1,067	1,065,617
Arcis Golf LLC,
Amendment No. 3 Term Loan, 1 Month SOFR + 2.750%	7.066	(c)	11/24/28		2,444	2,453,441
Bombardier Recreational Products, Inc. (Canada), 2023 Replacement Term Loan, 1 Month SOFR + 2.750%	7.066	(c)	12/13/29		1,656	1,659,875
ClubCorp Holdings, Inc.,
Term Loan, 2 Month SOFR + 5.000%^	9.328	(c)	07/10/32		4,014	3,981,456
Fender Musical Instruments Corp.,
Initial Term Loan, 1 Month SOFR + 4.100%	8.416	(c)	12/01/28		5,662	5,067,876
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.537	(c)	01/30/32	EUR	8,325	9,560,173
LC Ahab US Bidco LLC,
Initial Term Loan, 1 Month SOFR + 3.000%	7.316	(c)	05/01/31		4,032	4,031,586
Life Time, Inc., 2025 Repriced First Lien Term B Loan, 1 Month SOFR + 2.000%	6.360	(c)	11/05/31		4,154	4,150,665
Recess Holdings, Inc.,
Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	8.069	(c)	02/20/30		7,105	7,119,920
SGH2 LLC,
Initial Dollar Term Loan, 3 Month SOFR + 4.500%	8.508	(c)	07/16/32		4,950	4,950,000

						44,040,609

Lodging 0.2%

Fertitta Entertainment LLC,
Initial B Term Loan, 1 Month SOFR + 3.250%	7.566	(c)	01/27/29		5,593	5,587,868

Machinery-Diversified 1.5%

Chart Industries, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%	6.792	(c)	03/15/30		6,086	6,104,063
Graftech Global Enterprises, Inc.,
Initial Term Loan, 1 Month SOFR + 6.000%	10.323	(c)	12/21/29		6,841	6,960,263
Hyster-Yale Group, Inc.,
Term B Loan Facility, 1 Month SOFR + 3.614%^	7.930	(c)	05/26/28		4,319	4,145,964

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Machinery-Diversified (cont’d.)

TK Elevator Midco GmbH (Germany),
(USD) Term B Loan, 6 Month SOFR + 3.000%	7.197	%(c)	04/30/30	13,320	$13,363,827
Victory Buyer LLC,
Initial Term Loan, 1 Month SOFR + 3.864%	8.180	(c)	11/19/28	5,632	5,618,139

					36,192,256

Media 1.5%

CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.863	(c)	01/18/28	8,973	8,942,087
Nexstar Media, Inc.,
Term B-5 Loan, 1 Month SOFR + 2.500%	6.816	(c)	06/28/32	4,050	4,031,439
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.500%	7.930	(c)	09/25/29	8,044	6,515,870
Sinclair Television Group, Inc.,
Term B-6 Loan, 3 Month SOFR + 3.562%	7.870	(c)	12/31/29	279	254,163
Term B-7 Loan, 1 Month SOFR + 4.200%	8.516	(c)	12/31/30	4,618	4,202,477
Univision Communications, Inc., 2024 Replacement First-Lien Term Loan, 1 Month SOFR + 3.614%	7.930	(c)	01/31/29	1,776	1,770,248
Initial First Lien Term Loan, 1 Month SOFR + 3.364%	7.680	(c)	01/31/29	5,126	5,093,816
Virgin Media Bristol LLC,
Facility Y, 6 Month SOFR + 3.275%	7.373	(c)	03/31/31	5,895	5,777,100

					36,587,200

Metal Fabricate/Hardware 1.2%

Crosby US Acquisition Corp.,
Amendment No. 4 Replacement Term Loan, 1 Month SOFR + 3.500%	7.816	(c)	08/16/29	5,812	5,841,023
Doncasters US Finance LLC (United Kingdom), 2025 Term Loan, 3 Month SOFR + 6.500%	10.796	(c)	04/23/30	1,197	1,208,970
Initial Term Loan, 3 Month SOFR + 6.500%	10.796	(c)	04/23/30	7,475	7,550,129
Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 3.500%^	7.698	(c)	10/12/28	7,263	7,227,117
Tiger Acquisition LLC,
Refinancing Initial Term Loan	—	(p)	08/31/32	2,975	2,976,859
Trulite Glass & Aluminum Solutions LLC,
Initial Term Loan, 3 Month SOFR + 6.000%^	10.292	(c)	03/01/30	4,508	4,440,325

					29,244,423

Mining 0.3%

Arsenal Aic Parent LLC, 2025 Term B Loan, 1 Month SOFR + 2.750%	7.066	(c)	08/18/30	6,166	6,168,463

Miscellaneous Manufacturing 0.2%

AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%	7.930	(c)	11/30/28	5,281	5,254,531

Oil & Gas 0.3%

Apro LLC,
Initial Term Loan, 1 Month SOFR + 3.750%	8.107	(c)	07/09/31	4,526	4,503,745
Pasadena Performance Products LLC,
Term B Loan, 3 Month SOFR + 3.500%	7.796	(c)	02/27/32	1,721	1,722,838

					6,226,583

Oil & Gas Services 0.1%

MRC Global (US), Inc.,
Term Loan, 3 Month SOFR + 3.500%^	7.796	(c)	10/29/31	2,350	2,355,985

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 15

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Packaging & Containers 1.6%

Closure Systems International Group,
Amendment No. 5 Term Loan, 1 Month SOFR + 3.000%	7.316	%(c)	03/22/29	3,696	$3,703,330
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, 1 Month SOFR + 3.250%	7.566	(c)	04/01/32	7,224	7,213,959
Delayed Draw Term Loan, 1 Month SOFR + 3.250%	7.566	(c)	04/01/32	4	3,784
Term B Loan, 1 Month SOFR + 3.175%	7.491	(c)	04/13/29	5,139	5,132,368
Plaze, Inc.,
Initial Term Loan, 1 Month SOFR + 3.614%	7.930	(c)	08/03/26	7,134	6,456,018
Pregis Topco LLC,
Amendment No. 10 Refinancing Term Loan, 1 Month SOFR + 4.000%	8.316	(c)	02/01/29	4,340	4,378,227
Secure Acquisition, Inc.,
Closing Date Term Loan, 3 Month SOFR + 3.750%	8.046	(c)	12/15/28	5,587	5,583,397
Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	8.046	(c)	09/15/28	6,377	6,087,187

					38,558,270

Pharmaceuticals 1.4%

Amneal Pharmaceuticals LLC,
Amendment No. 1 Term Loan, 1 Month SOFR + 3.500%^	7.816	(c)	07/30/32	8,775	8,753,062
Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%	8.396	(c)	10/01/27	15,615	15,342,111
Sharp Services LLC,
Tranche D Term Loan, 3 Month SOFR + 3.250%	7.546	(c)	12/31/28	3,701	3,707,692
VetStrategy Canada Holdings, Inc. (Canada),
Incremental Term B-12 Loan, 3 Month SOFR + 3.750%	8.046	(c)	12/12/28	6,069	6,099,616

					33,902,481

Pipelines 0.7%

Colossus Acquireco LLC,
Term B Loan, 1 Month SOFR + 1.750%	1.750	(c)	07/30/32	5,600	5,565,000
CPPIB OVM Member US LLC,
Initial Term Loan, 3 Month SOFR + 2.750%	7.046	(c)	08/20/31	4,639	4,647,244
Rockpoint Gas Storage Partners LP (Canada),
Term B Loan, 3 Month SOFR + 3.000%	7.296	(c)	09/18/31	6,281	6,294,680

					16,506,924

Private Equity 0.2%

HarbourVest Partners LP,
New Term B Loan, 3 Month SOFR + 2.250%^	6.546	(c)	04/18/30	4,585	4,585,378

Real Estate 0.2%

Greystar Real Estate Partners LLC,
Term B-3 Loan, 3 Month SOFR + 2.500%^	6.814	(c)	08/21/30	5,117	5,116,901

Real Estate Investment Trusts (REITs) 2.1%

Apollo Commercial Real Estate Finance, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	7.616	(c)	06/13/30	2,275	2,292,063
Blackstone Mortgage Trust, Inc.,
Term B-7 Loan, 1 Month SOFR + 2.500%^	6.816	(c)	05/09/29	5,806	5,798,989
Brookfield Properties Retail Holding LLC, 2025 Replacement Term Loan, 1 Month SOFR + 3.500%	7.816	(c)	05/28/30	31,619	31,697,603
Starwood Property Mortgage LLC,
July 2025 Repricing Term Loan, 1 Month SOFR + 1.750%^	6.066	(c)	11/18/27	1,570	1,568,470
Term B Loan	—	(p)	08/31/32	4,025	4,002,359
Term B-5 Loan, 1 Month SOFR + 2.000%	6.316	(c)	01/02/30	6,032	5,994,564

					51,354,048

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail 3.5%

1011778 BC Unlimited Liability Co. (Canada),
Term B-6 Loan, 1 Month SOFR + 1.750%	6.066	%(c)	09/20/30	4,109	$4,092,239
Boots Group Finco LP,
Closing Date Dollar Term Loan	—	(p)	12/31/32	2,800	2,803,500
Dave & Buster’s, Inc., 2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	7.563	(c)	11/01/31	5,657	5,380,446
2024 Refinancing Term B Loan, 3 Month SOFR + 3.250%	7.563	(c)	06/29/29	2,880	2,775,213
Foundation Building Materials, Inc., 2025 Incremental Term Loan, 3 Month SOFR + 5.250%	9.546	(c)	01/29/31	5,225	5,251,125
Term Loan, 1 Month SOFR + 4.000%	8.308	(c)	01/29/31	14,974	15,014,342
Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%	7.566	(c)	01/23/32	8,994	9,012,269
Harbor Freight Tools USA, Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.566	(c)	06/11/31	8,566	8,454,144
Johnstone Supply LLC,
Term B Loan, 1 Month SOFR + 2.500%	6.841	(c)	06/09/31	4,944	4,942,030
LBM Acquisition LLC,
Amendment No. 4 Incremental Term Loan, 1 Month SOFR + 5.000%	9.360	(c)	06/06/31	2,750	2,717,687
Incremental Term B Loan, 1 Month SOFR + 3.850%	8.210	(c)	06/06/31	2,494	2,421,620
Park River Holdings, Inc.,
Intial Term Loan, 3 Month SOFR + 3.250%	7.802	(c)	12/28/27	5,611	5,588,417
Peer Holding III BV (Netherlands),
Term B-4 Loan, 3 Month SOFR + 2.500%	6.796	(c)	10/26/30	1,642	1,642,714
Term B-5 Loan, 3 Month SOFR + 2.500%	6.796	(c)	07/01/31	5,945	5,952,556
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%	7.807	(c)	03/03/28	3,721	3,586,215
Rough Country LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.930	(c)	07/28/28	1,755	1,727,387
White Cap Supply Holdings LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	7.566	(c)	10/19/29	2,140	2,139,621

					83,501,525

Semiconductors 0.3%
Altar Bidco, Inc.,
Initial Term Loan, 3 Month SOFR + 3.100%	7.247	(c)	02/01/29	2,394	2,388,593
Natel Engineering Co., Inc.,
Initial Term Loan, 1 Month SOFR + 6.250%	10.718	(c)	04/30/26	6,359	5,468,562

					7,857,155

Shipbuilding 0.1%

LSF11 Trinity Bidco, Inc.,
Term B Loan, 1 Month SOFR + 3.000%	7.323	(c)	06/14/30	1,734	1,732,041

Software 3.4%

AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%	7.066	(c)	02/15/29	11,972	11,959,618
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	7.199	(c)	07/30/31	5,543	5,533,042
Camelot US Acquisition LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%	7.066	(c)	01/31/31	3,138	3,117,434
Clearwater Analytics LLC,
Initial Term Loan, 6 Month SOFR + 2.250%	6.460	(c)	04/21/32	2,725	2,721,594
Cloudera, Inc.,
Second Lien Term Loan, 1 Month SOFR + 6.100%	10.416	(c)	10/08/29	3,320	2,911,225
Term Loan, 1 Month SOFR + 3.850%	8.166	(c)	10/08/28	5,247	5,093,286
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	7.104	(c)	05/01/31	4,471	4,459,686

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 17

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)
Evertec Group LLC (Puerto Rico),
Term B Loan, 1 Month SOFR + 2.750%	6.611	%(c)	10/30/30		2,705	$2,711,763
Finastra USA, Inc.,
(USD) Term Loan	—	(p)	09/30/32		2,025	2,010,825
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.816	(c)	01/30/32		9,340	9,335,729
HireRight Holdings Corp., 2025 Replacement Term Loan, 1 Month SOFR + 3.250%	7.566	(c)	09/27/30		4,678	4,385,741
Imagine Learning LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	7.816	(c)	12/21/29		4,025	3,659,440
Inmar, Inc., 2025 First Lien Term Loan, 3 Month SOFR + 4.500%	8.802	(c)	10/30/31		5,963	5,967,149
Red Planet Borrower LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.850%	8.166	(c)	10/02/28		5,392	5,329,194
Renaissance Holding Corp., 2024-2 Term Loan, 1 Month SOFR + 4.000%	8.316	(c)	04/05/30		1,269	1,103,123
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.680	(c)	07/14/28		3,237	3,001,114
Zelis Cost Management Buyer, Inc.,
Term B-2 Loan, 1 Month SOFR + 2.750%	7.066	(c)	09/28/29		7,010	6,986,254

						80,286,217

Telecommunications 2.2%
Aventiv Technologies,
Bridge Loan^	14.585		03/25/26	(d)	352	369,284
Second-Out Term Loan, 3 Month SOFR + 7.762%	12.057	(c)	03/25/26	(d)	269	264,974
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.816	(c)	09/27/29		963	950,000
Crown Subsea Communications Holding, Inc., 2025 Term Loan, 3 Month SOFR + 3.500%	7.818	(c)	01/30/31		7,596	7,646,862
GTT Communications, Inc.,
Refinancing Term Loan^	14.000		07/15/31		1,432	1,173,933
Level 3 Financing, Inc.,
Term B-3 Loan, 1 Month SOFR + 4.250%	8.566	(c)	03/27/32		5,575	5,597,300
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.780	(c)	04/15/29		5,026	4,991,228
Term B-2 Loan, 1 Month SOFR + 2.464%	6.780	(c)	04/15/30		8,459	8,395,475
Patagonia Holdco LLC,
Initial Term Loan, 3 Month SOFR + 5.750%	9.984	(c)	08/01/29		9,953	7,881,880
Qualitytech LP,
Term Loan, 1 Month SOFR + 3.500%^	7.843	(c)	10/30/31		8,379	8,399,947
Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.850%^	9.166	(c)	10/01/31		1,550	1,553,875
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.430	(c)	10/24/29		802	754,129
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000	(c)	10/24/31		2,746	1,888,075
Zayo Group Holdings, Inc., 2022 Incremental Term Loan, 1 Month SOFR + 4.175%	8.491	(c)	03/09/27		225	218,906
Initial Dollar Term Loan, 1 Month SOFR + 3.114%	7.430	(c)	03/09/27		1,840	1,776,520

						51,862,388

Toys/Games/Hobbies 0.1%
Maverick Gaming LLC,
Term Loan, 3 Month SOFR + 1.000%^	5.316	(c)	06/23/26		1,019	917,411
Term Loan^	—	(p)	04/16/26		522	466,694

						1,384,105

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Transportation 1.0%

Beacon Mobility Corp,
Term Loan, 1 Month SOFR + 3.250%	7.505	%(c)	08/06/30	1,781	$1,787,703
Beacon Mobility Corp.,
Delayed Draw Term Loan, 1 Month SOFR + 3.250%	7.469	(c)	07/31/30	149	149,383
First Student Bidco, Inc.,
Initial Term B Loan	—	(p)	08/31/30	3,762	3,761,702
New Term C Loan, 3 Month SOFR + 2.500%	6.711	(c)	07/21/28	1,310	1,309,909
New Term C Loan	6.711	(c)	08/31/30	688	688,298
Term B Loan, 3 Month SOFR + 2.500%	6.796	(c)	07/21/28	4,275	4,273,596
Kenan Advantage Group, Inc. (The),
Term B-4 Loan, 1 Month SOFR + 3.250%	7.566	(c)	01/25/29	2,725	2,672,001
Pods LLC,
Term Loan, 1 Month SOFR + 3.114%	7.430	(c)	03/31/28	2,350	2,267,329
Savage Enterprises LLC,
Term B Loan, 1 Month SOFR + 2.500%	6.851	(c)	08/04/32	7,500	7,506,248

					24,416,169

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,600,826,696)					1,574,191,463

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.8%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.848	(c)	05/25/33	4,388	4,437,508
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.700	(c)	03/29/27	7,987	8,064,963
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450	(c)	09/27/28	7,157	7,225,222

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $19,531,518)					19,727,693

U.S. TREASURY OBLIGATIONS(k) 0.7%
U.S. Treasury Bonds	4.625		11/15/44	9,405	9,125,789
U.S. Treasury Notes	3.500		09/30/26	4,050	4,035,287
U.S. Treasury Notes	4.125		01/31/27	425	427,125
U.S. Treasury Notes	4.250		11/30/26	600	603,211
U.S. Treasury Notes	4.250		12/31/26	2,600	2,615,641

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,287,121)					16,807,053

				Shares

AFFILIATED EXCHANGE-TRADED FUNDS 0.4%
PGIM Active High Yield Bond ETF				225,000	8,032,500
PGIM Floating Rate Income ETF				500	25,207

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $7,873,233)(wa)					8,057,707

COMMON STOCKS 1.0%

Chemicals 0.1%

Venator Materials PLC*^(x)				10,549	1,054,900

Food Products 0.0%

TopCo Units Equity*				27,892	3

Gas Utilities 0.1%

Ferrellgas Partners LP (Class B Stock)*(x)				20,453	2,618,209

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 19

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 0.0%
Sound Physicians Holdings LLC (Class A Stock)*^	10,144,042	$1,014
Sound Physicians Holdings LLC (Class A2 Stock)*^	454,115	449,574

		450,588

Interactive Media & Services 0.2%

Diamond Sports Group LLC*(x)	244,231	3,309,330

IT Services 0.0%

ConvergeOne Holdings, Inc.*	200,211	600,633

Oil, Gas & Consumable Fuels 0.6%

Expand Energy Corp.	22,789	2,205,519
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	8,021	522,705
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	182,367	11,884,310
Heritage Power LLC, Litigation Trust Interests*^(x)	209,883	104,942

		14,717,476

Software 0.0%

Campfire Topco Ltd. (Jersey)*^	4,988,976	584
Mitel Networks International Ltd. (Canada)*^	125,642	1,256

		1,840

Wireless Telecommunication Services 0.0%

Intelsat Emergence SA (Luxembourg)*^	28,359	3
Intelsat Emergence SA (Luxembourg)*	28,359	360,400
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	172,298	423,162
Xplore, Inc. (Canada), CVR*^	11,734	1

		783,566

TOTAL COMMON STOCKS (cost $17,287,796)		23,536,545

PREFERRED STOCKS 0.6%

Capital Markets 0.6%

Carlyle Credit Income Fund, 8.750%, Maturing 10/31/28	70,528	1,800,933
Eagle Point Credit Co., Inc., 7.750%, Maturing 06/30/30	126,346	3,182,024
Eagle Point Credit Co., Inc., 8.000%, Maturing 01/31/29	30,058	762,568
OFS Capital Corp., 7.500%, Maturing 07/31/28	56,000	1,414,840
OFS Credit Co., Inc., 7.875%, Maturing 10/31/29	36,949	929,378
Oxford Lane Capital Corp., 7.950%, Maturing 02/29/32	119,875	2,999,273
Sound Point Meridian Capital, Inc., 8.000%, Maturing 11/30/29(a)	97,015	2,439,927

		13,528,943

Electronic Equipment, Instruments & Components 0.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	488	488,000

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^	17,997	215,681

TOTAL PREFERRED STOCKS (cost $13,927,031)		14,232,624

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Units	Value

WARRANTS* 0.0%

Entertainment 0.0%

Falcon’s Beyond Global, Inc., expiring 12/31/79^	156,835	$16

Interactive Media & Services 0.0%

Diamond Sports Group LLC, expiring 06/30/26(x)	456,793	93,277

TOTAL WARRANTS (cost $16)		93,293

TOTAL LONG-TERM INVESTMENTS (cost $2,387,797,001)		2,368,445,936

	Shares

SHORT-TERM INVESTMENTS 3.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wa)	68,522,021	68,522,021
PGIM Institutional Money Market Fund (7-day effective yield 4.526%) (cost $25,288,060; includes $25,173,349 of cash collateral for securities on loan)(b)(wa)	25,307,279	25,289,563

TOTAL SHORT-TERM INVESTMENTS (cost $93,810,081)		93,811,584

TOTAL INVESTMENTS 102.9%
(cost $2,481,607,082)		2,462,257,520
Liabilities in excess of other assets(z) (2.9)%		(69,814,223)

NET ASSETS 100.0%		$2,392,443,297

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $170,085,464 and 7.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,629,655; cash collateral of $25,173,349 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2025.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Diamond Sports Group LLC*	01/02/25	$639,450	$3,309,330	0.1%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	93,277	0.0
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	492,880	488,000	0.0
Ferrellgas Partners LP (Class B Stock)*	07/26/24	4,274,677	2,618,209	0.1
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	522,705	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23	1,888,644	11,884,310	0.5

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 21

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	$104,942	$104,942	0.0%
Venator Materials PLC*^	05/15/23-10/19/23	7,130,913	1,054,900	0.1

Total		$14,531,506	$20,075,673	0.8%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at August 31, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $111,811)^	113,513	$111,811	$—	$—

Unfunded loan commitments outstanding at August 31, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation Depreciation	Unrealized

Aegion Corp., 2025 Incremental DDTL Commitment, 3.000%, Maturity Date 05/17/28 (cost $302,355)	305	$305,385	$3,030	$—

Beacon Mobility Corp, Delayed Draw Term Loan, —%(p), Maturity Date 07/31/30 (cost $94,442)	95	95,508	1,066	—

ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $257,960)^	262	259,661	1,701	—

ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/31/32 (cost $429,932)^	436	432,766	2,834	—

Clydesdale Acquisition Holdings, Inc., Delayed Draw Term Loan, 1.625%, Maturity Date 04/01/32 (cost $122,500)	123	122,335	—	(165)

Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $1,800,000)	1,800	1,818,000	18,000	—

Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $4,057,740)	3,909	3,977,294	—	(80,446)

Jupiter Buyer, Inc., Initial Ddtl, 4.750%, Maturity Date 11/01/31 (cost $538,410)	541	545,922	7,512	—

SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $2,085,714)	2,086	2,077,892	—	(7,822)

		$9,634,763	$34,143	$(88,433)

Futures contracts outstanding at August 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
14	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	$1,631,875	$(6,646)

Short Positions:
304	2 Year U.S. Treasury Notes	Dec. 2025	63,395,875	(90,492)
9	5 Year Euro-Bobl	Sep. 2025	1,236,748	5,893
4	5 Year Euro-Bobl	Dec. 2025	552,754	(28)
1,400	5 Year U.S. Treasury Notes	Dec. 2025	153,256,250	(547,160)
7	10 Year Euro-Bund	Dec. 2025	1,052,571	215
204	10 Year U.S. Treasury Notes	Dec. 2025	22,950,000	(90,534)
65	20 Year U.S. Treasury Bonds	Dec. 2025	7,426,250	(22,047)

				(744,153)

				$(750,799)

Forward foreign currency exchange contracts outstanding at August 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/25	TD	GBP	7,910	$10,679,978	$10,691,239	$11,261	$—
Euro,
Expiring 09/02/25	BNY	EUR	34,216	40,060,248	40,040,068	—	(20,180)

				$50,740,226	$50,731,307	11,261	(20,180)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Forward foreign currency exchange contracts outstanding at August 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/02/25	TD	GBP	7,910	$10,636,012	$10,691,239	$—	$(55,227)
Expiring 10/02/25	TD	GBP	7,910	10,682,806	10,693,955	—	(11,149)
Euro,
Expiring 09/02/25	BNY	EUR	34,216	40,192,835	40,040,068	152,767	—
Expiring 10/02/25	BNY	EUR	34,216	40,137,748	40,114,504	23,244	—

				$101,649,401	$101,539,766	176,011	(66,376)

						$187,272	$(86,556)

Credit default swap agreements outstanding at August 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2025(4)	Value at Trade Date	Value at August 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):

CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	59,545	3.213%	$3,335,348	$4,893,022	$1,557,674
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	487,025	0.509%	8,731,755	11,504,263	2,772,508

					$12,067,103	$16,397,285	$4,330,182

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at August 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.340%	MSI	09/22/25	50,000	$(201,862)	$—	$(201,862)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 23

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Total return swap agreements outstanding at August 31, 2025 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.340%	BNP	09/22/25	96,300	$ 909,056	$ —	$ 909,056
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.340%	MSI	09/22/25	97,950	924,632	—	924,632

					$1,631,826	$ —	$ 1,631,826

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements:

During the reporting period ended August 31, 2025, the Fund held reverse repurchase agreements during the period with an average value of $57,948,983 and a daily weighted average interest rate of 0.724%. At August 31, 2025, the Fund did not hold any reverse repurchase agreements.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreement	$—	$—	$1,833,688	$(201,862)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$2,896,000	$14,926,587

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$415,323,651	$—
Other	—	1,153,599	—
Commercial Mortgage-Backed Securities	—	12,369,510	—
Corporate Bonds	—	281,163,819	1,788,979
Floating Rate and Other Loans	—	1,408,215,484	165,975,979
Residential Mortgage-Backed Securities	—	19,727,693	—
U.S. Treasury Obligations	—	16,807,053	—
Affiliated Exchange-Traded Funds	8,057,707	—	—
Common Stocks	2,205,519	19,718,752	1,612,274
Preferred Stocks	11,184,725	2,344,218	703,681
Warrants	—	93,277	16

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$93,811,584	$—	$—

Total	$115,259,535	$2,176,917,056	$170,080,929

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitments	—	29,608	4,535
Futures Contracts	6,108	—	—
OTC Forward Foreign Currency Exchange Contracts	—	187,272	—
Centrally Cleared Credit Default Swap Agreements	—	4,330,182	—
OTC Total Return Swap Agreements	—	1,833,688	—

Total	$6,108	$6,380,750	$4,535

Liabilities
Unfunded Loan Commitments	$—	$(88,433)	$—
Futures Contracts	(756,907)	—
OTC Forward Foreign Currency Exchange Contracts	—	(86,556)	—
OTC Total Return Swap Agreement	—	(201,862)	—

Total	$(756,907)	$(376,851)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks
Balance as of 02/28/25	$1,229,919	$141,378,149	$4,775,649	$691,400
Realized gain (loss)	—	(3,302,014)	236,703	—
Change in unrealized appreciation (depreciation)	(11,392)	1,077,138	(3,630,251)	12,281
Purchase/Exchange/Issuances	559,053	85,145,411	154,539	—
Sales/Paydowns	—	(54,802,126)	(985,475)	—
Accrued discount/premium	2,993	679,152	—	—
Transfer into Level 3*	8,406	42,428,880	1,061,109	—
Transfer out of Level 3*	—	(46,628,611)	—	—

Balance as of 08/31/25	$1,788,979	$165,975,979	$1,612,274	$703,681

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(11,392)	$(1,239,378)	$(3,630,251)	$12,281

	Warrants	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments
Balance as of 02/28/25	$16	$—	$1,893
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	2,642
Purchase/Exchange/Issuances	—	—	—
Sales/Paydowns	—	—	—
Accrued discount/premium	—	—	—
Transfer into Level 3*	—	—	—
Transfer out of Level 3*	—	—	—

Balance as of 08/31/25	$16	$—	$4,535

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$4,535

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 25

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$7	Market	Recovery Value	Recovery Rate	0.00%
Corporate Bonds	1,788,972	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	9,560,173	Market	Comparable Bond	Yield Curve Spread Discount	50 bps
Floating Rate and Other Loans	6,700,445	Market	Enterprise Value	EBITDA Multiple	5.0x - 9.5x
Floating Rate and Other Loans	13,393,235	Market	Transaction Based	Unadjusted Price	NA
Common Stocks	555,530	Market	Enterprise Value	Recovery Rate	0.00% - 0.99%
Common Stocks	588	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	215,681	Market	Enterprise Value	Recovery Rate	12.03%
Preferred Stocks	488,000	Market	Transaction Based	Unadjusted Price	NA
Warrants	16	Market	Recovery Value	Recovery Rate	0.00%
Unfunded Corporate Bond Commitment	—	Market	Transaction Based	Unadjusted Price	NA

	$32,702,647

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2025, the aggregate value of these securities and/or derivatives was $137,382,817. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2025 were as follows:

Collateralized Loan Obligations	17.4%
Banks	8.9
Commercial Services	7.1
Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	3.9
Chemicals	3.8
Retail	3.6
Software	3.4
Entertainment	2.9
Computers	2.8
Healthcare-Services	2.5
Real Estate Investment Trusts (REITs)	2.4
Environmental Control	2.3
Insurance	2.3
Telecommunications	2.2
Building Materials	2.2
Diversified Financial Services	2.1
Auto Parts & Equipment	2.1
Leisure Time	1.8
Media	1.8
Packaging & Containers	1.6
Machinery-Diversified	1.5
Pharmaceuticals	1.4
Distribution/Wholesale	1.3
Metal Fabricate/Hardware	1.2
Internet	1.1
Electric	1.1
Pipelines	1.1
Transportation	1.0
Engineering & Construction	1.0
Foods	0.8
Residential Mortgage-Backed Securities	0.8
Holding Companies-Diversified	0.8

Aerospace & Defense	0.7%
Airlines	0.7
U.S. Treasury Obligations	0.7
Healthcare-Products	0.6
Oil, Gas & Consumable Fuels	0.6
Oil & Gas	0.6
Capital Markets	0.6
Healthcare	0.5
Commercial Mortgage-Backed Securities	0.5
Cosmetics/Personal Care	0.5
Investment Companies	0.4
Home Furnishings	0.4
Electronics	0.4
Hand/Machine Tools	0.4
Affiliated Exchange-Traded Funds	0.4
Housewares	0.3
Semiconductors	0.3
Agriculture	0.3
Advertising	0.3
Real Estate	0.3
Forest Products & Paper	0.3
Mining	0.3
Beverages	0.3
Food Service	0.3
Lodging	0.2
Miscellaneous Manufacturing	0.2
Household Products/Wares	0.2
Home Builders	0.2
Consumer Services	0.2
Private Equity	0.2
Interactive Media & Services	0.2
Healthcare & Pharmaceuticals	0.1
Gas Utilities	0.1

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Industry Classification (continued):

Oil & Gas Services	0.1%
Energy-Alternate Sources	0.1
Shipbuilding	0.1
Toys/Games/Hobbies	0.1
Other	0.0	*
Wireless Telecommunication Services	0.0	*
IT Services	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Health Care Providers & Services	0.0	*

Food Products	0.0 *%

102.9
Liabilities in excess of other assets	(2.9)

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$4,330,182*	—	$—

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	187,272	Unrealized depreciation on OTC forward foreign currency exchange contracts	86,556

Interest rate contracts	Due from/to broker-variation margin futures	6,108*	Due from/to broker-variation margin futures	756,907*

Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,833,688	Unrealized depreciation on OTC swap agreements	201,862

		$6,357,250		$1,045,325

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$1,514,275
Foreign exchange contracts	—	(5,209,015)	—
Interest rate contracts	(3,590,469)	—	1,034,277

Total	$(3,590,469)	$(5,209,015)	$2,548,552

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$2,123,885
Foreign exchange contracts	—	(220,563)	—
Interest rate contracts	1,536,303	—	1,705,765

Total	$1,536,303	$(220,563)	$3,829,650

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 27

PGIM Floating Rate Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

For the six months ended August 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 1,085,583
Futures Contracts - Short Positions (1)	277,322,006
Forward Foreign Currency Exchange Contracts - Purchased (2)	53,702,685
Forward Foreign Currency Exchange Contracts - Sold (2)	106,613,871
Credit Default Swap Agreements - Sell Protection (1)	516,755,000
Total Return Swap Agreements (1)	176,416,667

*

Average volume is based on average quarter end balances for the six months ended August 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$24,629,655	$(24,629,655)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP	$909,056	$—	$909,056	$(724,069)	$184,987
BNY	176,011	(20,180)	155,831	(155,831)	—
MSI	924,632	(201,862)	722,770	(641,879)	80,891
TD	11,261	(66,376)	(55,115)	—	(55,115)

	$2,020,960	$(288,418)	$1,732,542	$(1,521,779)	$210,763

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2025

Assets

Investments at value, including securities on loan of $24,629,655:
Unaffiliated investments (cost $2,379,923,768)	$2,360,388,229
Affiliated investments (cost $101,683,314)	101,869,291
Cash	624,149
Foreign currency, at value (cost $590,411)	592,753
Receivable for investments sold	62,515,812
Dividends and interest receivable	15,623,950
Receivable for Fund shares sold	6,496,542
Deposit with broker for centrally cleared/exchange-traded derivatives	2,896,000
Unrealized appreciation on OTC swap agreements	1,833,688
Unrealized appreciation on OTC forward foreign currency exchange contracts	187,272
Due from broker—variation margin futures	47,007
Unrealized appreciation on unfunded loan commitments	34,143
Prepaid expenses	1,838

Total Assets	2,553,110,674

Liabilities
Payable for investments purchased	123,763,438
Payable to broker for collateral for securities on loan	25,173,349
Payable for Fund shares purchased	8,296,111
Management fee payable	1,086,432
Dividends and Distributions payable	1,025,811
Accrued expenses and other liabilities	605,122
Due to broker—variation margin swaps	238,321
Unrealized depreciation on OTC swap agreements	201,862
Unrealized depreciation on unfunded loan commitment	88,433
Distribution fee payable	86,610
Unrealized depreciation on OTC forward foreign currency exchange contracts	86,556
Directors’ fees payable	10,989
Affiliated transfer agent fee payable	4,343

Total Liabilities	160,667,377

Net Assets	$2,392,443,297

Net assets were comprised of:
Common stock, at par	$2,636
Paid-in capital in excess of par	2,812,001,984
Total distributable earnings (loss)	(419,561,323)

Net assets, August 31, 2025	$2,392,443,297

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 29

PGIM Floating Rate Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2025

Class A

Net asset value and redemption price per share, ($219,510,550 ÷ 24,211,368 shares of common stock issued and outstanding)	$9.07

Maximum sales charge (2.25% of offering price)	0.21

Maximum offering price to public	$9.28

Class C

Net asset value, offering price and redemption price per share, ($46,574,198 ÷ 5,134,688 shares of common stock issued and outstanding)	$9.07

Class Z

Net asset value, offering price and redemption price per share, ($1,903,212,491 ÷ 209,695,772 shares of common stock issued and outstanding)	$9.08

Class R6

Net asset value, offering price and redemption price per share, ($223,146,058 ÷ 24,583,509 shares of common stock issued and outstanding)	$9.08

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Statement of Operations (unaudited)

Six Months Ended August 31, 2025

Net Investment Income (Loss)

Income
Interest income (net of $839 foreign withholding tax)	$96,330,478
Affiliated dividend income	1,878,732
Unaffiliated dividend income	303,893
Income from securities lending, net (including affiliated income of $51,413)	51,484

Total income	98,564,587

Expenses
Management fee	7,832,042
Distribution fee(a)	512,914
Interest expense	1,442,934
Transfer agent’s fees and expenses (including affiliated expense of $13,445)(a)	1,229,626
Custodian and accounting fees	232,488
Registration fees(a)	86,563
Shareholders’ reports	62,023
Audit fee	35,662
Professional fees	25,433
Directors’ fees	18,463
Miscellaneous	104,317

Total expenses	11,582,465
Less: Fee waiver and/or expense reimbursement(a)	(1,248,115)

Net expenses	10,334,350

Net investment income (loss)	88,230,237

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,767))	(36,026,943)
Futures transactions	(3,590,469)
Forward currency contract transactions	(5,209,015)
Swap agreement transactions	2,548,552
Foreign currency transactions	342,197

(41,935,678)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $72,038)	16,271,628
Futures	1,536,303
Forward currency contracts	(220,563)
Swap agreements	3,829,650
Foreign currencies	368,099
Unfunded loan commitments	(91,159)

21,693,958

Net gain (loss) on investment and foreign currency transactions	(20,241,720)

Net Increase (Decrease) In Net Assets Resulting From Operations	$67,988,517

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	277,508	235,406	—	—
Transfer agent’s fees and expenses	103,889	21,770	1,100,366	3,601
Registration fees	13,159	10,553	46,994	15,857
Fee waiver and/or expense reimbursement	(105,357)	(29,898)	(1,048,558)	(64,302)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 31

PGIM Floating Rate Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2025	Year Ended February 28, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$88,230,237	$172,271,139
Net realized gain (loss) on investment and foreign currency transactions	(41,935,678)	(69,362,209)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	21,693,958	69,109,376

Net increase (decrease) in net assets resulting from operations	67,988,517	172,018,306

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,614,510)	(16,258,343)
Class C	(1,438,566)	(3,659,712)
Class Z	(68,165,745)	(136,959,178)
Class R6	(8,035,718)	(20,507,770)

	(85,254,539)	(177,385,003)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	551,201,310	1,136,990,540
Net asset value of shares issued in reinvestment of dividends and distributions	79,493,780	165,097,944
Cost of shares purchased	(689,878,572)	(882,481,439)

Net increase (decrease) in net assets from Fund share transactions	(59,183,482)	419,607,045

Total increase (decrease)	(76,449,504)	414,240,348

Net Assets:

Beginning of period	2,468,892,801	2,054,652,453

End of period	$2,392,443,297	$2,468,892,801

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2025
			Year Ended February 28/29,
			2025		2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.11		$9.13		$8.98		$9.51		$9.65	$9.38
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.72		0.78		0.54		0.32	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.05)		-	(b)(c)	0.16		(0.45)		(0.13)	0.27	(c)
Total from investment operations	0.27		0.72		0.94		0.09		0.19	0.72
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.74)		(0.78)		(0.62)		(0.33)	(0.45)
Tax return of capital distributions	-		-		(0.01)		-		-	-
Total dividends and distributions	(0.31)		(0.74)		(0.79)		(0.62)		(0.33)	(0.45)
Net asset value, end of period	$9.07		$9.11		$9.13		$8.98		$9.51	$9.65
Total Return(d):	3.05%		8.25%		11.03%		1.22%		1.93%	8.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$219,511		$222,259		$189,497		$177,406		$221,472	$60,644
Average net assets (000)	$220,197		$199,488		$182,716		$203,544		$132,395	$48,786
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.07	%(f)(g)	1.10	%(g)	1.00	%(h)	1.00	%(h)	0.95%	0.97	%(h)
Expenses before waivers and/or expense reimbursement	1.16	%(f)	1.20%		1.09%		1.11	%(h)	1.07%	1.17	%(h)
Net investment income (loss)	7.11	%(f)	7.91%		8.67%		6.01%		3.29%	5.04%
Portfolio turnover rate(i)	39%		86%		68%		43%		43%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on reverse repurchase agreements of 0.12% and 0.15% which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended August 31, 2025 and year ended February 28, 2025, respectively.

(h)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.05%, 0.05% and 0.02%, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28/29, 2024, 2023 and 2021, respectively.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund  33

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31, 2025
			Year Ended February 28/29,
			2025		2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.12		$9.14		$8.98		$9.52		$9.66	$9.38
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.66		0.71		0.48		0.25	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		-	(b)(c)	0.18		(0.47)		(0.14)	0.28	(c)
Total from investment operations	0.23		0.66		0.89		0.01		0.11	0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.68)		(0.72)		(0.55)		(0.25)	(0.39)
Tax return of capital distributions	-		-		(0.01)		-		-	-
Total dividends and distributions	(0.28)		(0.68)		(0.73)		(0.55)		(0.25)	(0.39)
Net asset value, end of period	$9.07		$9.12		$9.14		$8.98		$9.52	$9.66
Total Return(d):	2.55%		7.45%		10.33%		0.36%		1.16%	7.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,574		$47,742		$51,783		$61,349		$69,648	$24,973
Average net assets (000)	$46,697		$49,168		$54,544		$70,642		$45,432	$25,795
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.82	%(f)(g)	1.84	%(g)	1.76	%(h)	1.75	%(h)	1.70%	1.72	%(h)
Expenses before waivers and/or expense reimbursement	1.95	%(f)	1.96%		1.87%		1.90	%(h)	1.84%	1.94	%(h)
Net investment income (loss)	6.36	%(f)	7.19%		7.92%		5.32%		2.54%	4.31%
Portfolio turnover rate(i)	39%		86%		68%		43%		43%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on reverse repurchase agreements of 0.12% and 0.14% which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended August 31, 2025 and year ended February 28, 2025, respectively.

(h)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.05%, 0.06% and 0.02%, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28/29, 2024, 2023 and 2021, respectively.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31, 2025
			Year Ended February 28/29,
			2025		2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.12		$9.14		$8.99		$9.52		$9.66	$9.39
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.74		0.80		0.55		0.35	0.47
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.05)		0.01	(b)	0.17		(0.43)		(0.14)	0.28	(b)
Total from investment operations	0.28		0.75		0.97		0.12		0.21	0.75
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.77)		(0.81)		(0.65)		(0.35)	(0.48)
Tax return of capital distributions	-		-		(0.01)		-		-	-
Total dividends and distributions	(0.32)		(0.77)		(0.82)		(0.65)		(0.35)	(0.48)
Net asset value, end of period	$9.08		$9.12		$9.14		$8.99		$9.52	$9.66
Total Return(c):	3.18%		8.52%		11.30%		1.48%		2.18%	8.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,903,212		$1,959,762		$1,542,156		$2,077,632		$3,794,840	$564,615
Average net assets (000)	$1,900,865		$1,633,056		$1,605,227		$3,121,921		$1,828,765	$283,976
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.82	%(e)(f)	0.85	%(f)	0.76	%(g)	0.75	%(g)	0.70%	0.72	%(g)
Expenses before waivers and/or expense reimbursement	0.93	%(e)	0.97%		0.87%		0.88	%(g)	0.81%	0.90	%(g)
Net investment income (loss)	7.36	%(e)	8.15%		8.91%		6.06%		3.55%	5.18%
Portfolio turnover rate(h)	39%		86%		68%		43%		43%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on reverse repurchase agreements of 0.12% and 0.15% which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended August 31, 2025 and year ended February 28, 2025, respectively.

(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.06%, 0.05% and 0.02%, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28/29, 2024, 2023 and 2021, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund  35

PGIM Floating Rate Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31, 2025
			Year Ended February 28/29,
			2025		2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.13		$9.14		$8.99		$9.53		$9.66	$9.39
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.75		0.80		0.58		0.35	0.48
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.01	(b)	0.17		(0.47)		(0.13)	0.27	(b)
Total from investment operations	0.28		0.76		0.97		0.11		0.22	0.75
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.77)		(0.81)		(0.65)		(0.35)	(0.48)
Tax return of capital distributions	-		-		(0.01)		-		-	-
Total dividends and distributions	(0.33)		(0.77)		(0.82)		(0.65)		(0.35)	(0.48)
Net asset value, end of period	$9.08		$9.13		$9.14		$8.99		$9.53	$9.66
Total Return(c):	3.09%		8.69%		11.36%		1.42%		2.34%	8.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$223,146		$239,130		$271,216		$350,700		$396,487	$16,970
Average net assets (000)	$222,454		$241,476		$286,529		$428,601		$180,674	$11,040
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.77	%(e)(f)	0.79	%(f)	0.71	%(g)	0.70	%(g)	0.65%	0.67	%(g)
Expenses before waivers and/or expense reimbursement	0.83	%(e)	0.85%		0.77%		0.76	%(g)	0.72%	0.93	%(g)
Net investment income (loss)	7.41	%(e)	8.24%		8.97%		6.38%		3.62%	5.31%
Portfolio turnover rate(h)	39%		86%		68%		43%		43%	125%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on reverse repurchase agreements of 0.12% and 0.14% which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended August 31, 2025 and year ended February 28, 2025, respectively.

(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.06%, 0.05% and 0.02%, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended February 28/29, 2024, 2023 and 2021, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.8%

ASSET-BACKED SECURITIES 7.1%

Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.715%(c)	04/20/35	2,250	$2,254,101
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.649(c)	04/18/35	1,500	1,502,938
Birch Grove CLO Ltd. (Cayman Islands),
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.692(c)	01/22/38	2,050	2,057,375
Elevation CLO Ltd. (Cayman Islands),
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.525(c)	03/28/38	2,500	2,502,808
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	5.528(c)	03/15/38	1,500	1,499,927
OHA Credit Partners (Cayman Islands),
Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.679(c)	10/18/37	1,750	1,756,170
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.400(c)	04/24/38	2,000	1,999,600
Tikehau US CLO Ltd. (Bermuda),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.492(c)	02/25/38	2,400	2,400,480

TOTAL ASSET-BACKED SECURITIES (cost $15,959,316)				15,973,399

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.8%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4	2.661	08/15/52	2,603	2,482,151
Fannie Mae-Aces,
Series 2019-M22, Class A2	2.522	08/25/29	5,684	5,376,231
Series 2021-M01G, Class A2	1.517(cc)	11/25/30	2,500	2,189,748
Series 2022-M03, Class A2	1.764(cc)	11/25/31	8,500	7,307,478
Series 2022-M13, Class A2	2.679(cc)	06/25/32	5,000	4,521,914
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2	3.650(cc)	02/25/28	5,000	4,963,719
Series K151, Class A3	3.511	04/25/30	900	879,093
Series K152, Class A2	3.080	01/25/31	375	357,144
Series K512, Class A2	5.000	11/25/28	5,000	5,136,352

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $34,268,014)				33,213,830

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.0%
Fannie Mae REMIC,
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55	1,392	1,410,191
Freddie Mac REMIC,
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55	852	863,191

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,244,233)				2,273,382

U.S. GOVERNMENT AGENCY OBLIGATIONS 61.3%
Fannie Mae Interest Strips	5.372(s)	07/15/32	635	460,470
Fannie Mae Principal Strips, MTN	4.359(s)	05/15/30	400	333,909
Federal Agricultural Mortgage Corp., MTN	3.950	02/02/26	15	14,981
Federal Farm Credit Bank	1.680	09/17/35	160	120,920
Federal Farm Credit Bank	1.730	09/22/31	600	520,404
Federal Farm Credit Bank	1.770	02/04/31	1,245	1,103,239
Federal Farm Credit Bank	1.900	10/21/30	196	176,453
Federal Farm Credit Bank	2.040	03/19/40	1,330	888,778
Federal Farm Credit Bank	2.150	12/01/31	3,430	3,032,681
Federal Farm Credit Bank	2.200	12/09/31	1,545	1,366,556
Federal Farm Credit Bank	2.350	03/10/36	365	288,518

See Notes to Financial Statements.

PGIM Government Income Fund 37

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Farm Credit Bank	2.400%	03/24/36	222	$178,757
Federal Farm Credit Bank	2.460	02/05/35	925	765,205
Federal Farm Credit Bank	2.490	05/19/36	300	238,977
Federal Farm Credit Bank	2.500	04/14/36	455	364,947
Federal Home Loan Bank	1.150(cc)	02/10/31	485	420,329
Federal Home Loan Bank	1.250(cc)	03/17/31	100	93,289
Federal Home Loan Bank	1.350	02/18/31	30	25,988
Federal Home Loan Bank	1.750	06/20/31	980	858,898
Federal Home Loan Bank	1.790	12/21/35	1,065	804,674
Federal Home Loan Bank	1.870	02/08/36	345	259,920
Federal Home Loan Bank	2.000(cc)	05/27/31	100	93,488
Federal Home Loan Bank	2.000(cc)	05/27/31	140	130,562
Federal Home Loan Bank	2.050	05/12/31	160	142,950
Federal Home Loan Bank	2.090	02/22/36	325	250,947
Federal Home Loan Bank	4.250	09/10/32	370	374,069
Federal Home Loan Mortgage Corp.,
MTN	1.220	08/19/30	280	244,389
MTN	1.300	08/12/30	62	54,473
MTN	1.460	08/17/35	280	206,983
MTN	1.899(s)	11/15/38	1,680	895,360
Federal Home Loan Mortgage Corp.	1.500	01/01/36	144	128,799
Federal Home Loan Mortgage Corp.	1.500	02/01/36	58	52,108
Federal Home Loan Mortgage Corp.	1.500	11/01/50	732	553,535
Federal Home Loan Mortgage Corp.	2.000	01/01/32	111	105,678
Federal Home Loan Mortgage Corp.	2.500	05/01/28	175	171,593
Federal Home Loan Mortgage Corp.	2.500	05/01/28	215	210,969
Federal Home Loan Mortgage Corp.	2.500	03/01/30	172	167,513
Federal Home Loan Mortgage Corp.	2.500	10/01/32	183	175,558
Federal Home Loan Mortgage Corp.	2.500	11/01/46	837	716,587
Federal Home Loan Mortgage Corp.	2.500	04/01/51	795	665,974
Federal Home Loan Mortgage Corp.	3.000	10/01/28	24	23,227
Federal Home Loan Mortgage Corp.	3.000	06/01/29	85	83,394
Federal Home Loan Mortgage Corp.	3.000	12/01/30	164	161,208
Federal Home Loan Mortgage Corp.	3.000	01/01/37	339	321,513
Federal Home Loan Mortgage Corp.	3.000	04/01/43	582	531,561
Federal Home Loan Mortgage Corp.	3.000	07/01/43	622	568,142
Federal Home Loan Mortgage Corp.	3.000	10/01/46	252	225,528
Federal Home Loan Mortgage Corp.	3.000	11/01/46	223	199,525
Federal Home Loan Mortgage Corp.	3.000	12/01/46	211	188,329
Federal Home Loan Mortgage Corp.	3.000	01/01/47	723	645,984
Federal Home Loan Mortgage Corp.	3.000	03/01/47	165	147,662
Federal Home Loan Mortgage Corp.	3.500	11/01/37	147	142,370
Federal Home Loan Mortgage Corp.	3.500	06/01/42	410	385,946
Federal Home Loan Mortgage Corp.	3.500	06/01/43	297	279,229
Federal Home Loan Mortgage Corp.	3.500	07/01/43	879	824,031
Federal Home Loan Mortgage Corp.	3.500	07/01/47	987	912,538
Federal Home Loan Mortgage Corp.	3.500	08/01/47	746	690,224
Federal Home Loan Mortgage Corp.	3.500	10/01/47	69	63,725
Federal Home Loan Mortgage Corp.	4.000	06/01/26	4	3,506
Federal Home Loan Mortgage Corp.	4.000	09/01/26	7	6,614
Federal Home Loan Mortgage Corp.	4.000	11/01/39	315	307,366
Federal Home Loan Mortgage Corp.	4.000	09/01/40	188	183,481
Federal Home Loan Mortgage Corp.	4.000	12/01/40	116	113,214
Federal Home Loan Mortgage Corp.	4.000	12/01/40	146	142,310
Federal Home Loan Mortgage Corp.	4.000	04/01/42	248	240,972
Federal Home Loan Mortgage Corp.	4.000	04/01/42	317	308,321
Federal Home Loan Mortgage Corp.	4.000	05/01/46	353	336,310
Federal Home Loan Mortgage Corp.	4.000	08/01/46	116	110,049
Federal Home Loan Mortgage Corp.	4.000	12/01/46	94	89,800
Federal Home Loan Mortgage Corp.	4.000	07/01/47	190	181,264
Federal Home Loan Mortgage Corp.	4.000	08/01/47	69	65,971

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%	08/01/47	201	$191,334
Federal Home Loan Mortgage Corp.	4.500	09/01/39	398	398,025
Federal Home Loan Mortgage Corp.	4.500	07/01/47	70	68,953
Federal Home Loan Mortgage Corp.	4.500	07/01/47	80	78,751
Federal Home Loan Mortgage Corp.	4.500	08/01/47	228	224,270
Federal Home Loan Mortgage Corp.	5.000	06/01/33	227	227,967
Federal Home Loan Mortgage Corp.	5.000	03/01/34	8	8,462
Federal Home Loan Mortgage Corp.	5.000	05/01/34	22	22,389
Federal Home Loan Mortgage Corp.	5.000	05/01/34	139	141,175
Federal Home Loan Mortgage Corp.	5.000	02/01/48	86	86,168
Federal Home Loan Mortgage Corp.	5.000	05/01/53	4,571	4,520,172
Federal Home Loan Mortgage Corp.	5.000	06/01/53	1,628	1,612,352
Federal Home Loan Mortgage Corp.	5.500	05/01/37	34	35,529
Federal Home Loan Mortgage Corp.	5.500	01/01/38	28	29,075
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,788	1,811,247
Federal Home Loan Mortgage Corp.	6.000	12/01/33	11	10,945
Federal Home Loan Mortgage Corp.	6.000	09/01/34	61	62,189
Federal Home Loan Mortgage Corp.	6.500	09/01/32	17	17,929
Federal Home Loan Mortgage Corp.	6.500	09/01/32	18	18,178
Federal Home Loan Mortgage Corp.	7.000	09/01/32	18	18,928
Federal National Mortgage Assoc.	1.301(s)	11/15/30	2,695	2,199,992
Federal National Mortgage Assoc.	1.500	02/01/36	166	148,402
Federal National Mortgage Assoc.	1.500	04/01/36	64	57,135
Federal National Mortgage Assoc.	1.500	11/01/50	2,494	1,885,521
Federal National Mortgage Assoc.	1.500	12/01/50	1,855	1,401,275
Federal National Mortgage Assoc.	1.780	11/16/35	100	75,711
Federal National Mortgage Assoc.	2.000	08/01/31	141	134,740
Federal National Mortgage Assoc.	2.000	05/01/36	1,032	948,998
Federal National Mortgage Assoc.	2.000	06/01/40	512	445,717
Federal National Mortgage Assoc.	2.000	02/01/41	3,526	3,049,141
Federal National Mortgage Assoc.	2.000	05/01/41	1,710	1,468,848
Federal National Mortgage Assoc.	2.000	09/01/50	3,941	3,131,226
Federal National Mortgage Assoc.(k)	2.000	10/01/50	9,897	7,937,691
Federal National Mortgage Assoc.	2.000	01/01/51	985	789,263
Federal National Mortgage Assoc.	2.500	06/01/28	54	52,549
Federal National Mortgage Assoc.	2.500	08/01/28	97	95,053
Federal National Mortgage Assoc.	2.500	08/01/29	22	21,108
Federal National Mortgage Assoc.	2.500	05/01/41	671	594,395
Federal National Mortgage Assoc.	2.500	06/01/41	1,039	925,092
Federal National Mortgage Assoc.	2.500	02/01/43	114	101,247
Federal National Mortgage Assoc.	2.500	12/01/46	544	465,512
Federal National Mortgage Assoc.	2.500	01/01/50	1,195	1,004,151
Federal National Mortgage Assoc.	2.500	03/01/50	182	153,400
Federal National Mortgage Assoc.	2.500	05/01/50	845	710,036
Federal National Mortgage Assoc.	2.500	06/01/50	441	369,679
Federal National Mortgage Assoc.	2.500	08/01/50	3,364	2,821,952
Federal National Mortgage Assoc.	2.500	10/01/50	3,372	2,814,447
Federal National Mortgage Assoc.	2.500	03/01/51	2,188	1,826,467
Federal National Mortgage Assoc.	2.500	04/01/51	2,173	1,820,190
Federal National Mortgage Assoc.	2.500	05/01/52	765	645,174
Federal National Mortgage Assoc.	3.000	01/01/27	39	38,355
Federal National Mortgage Assoc.	3.000	08/01/28	154	151,424
Federal National Mortgage Assoc.	3.000	02/01/31	152	148,856
Federal National Mortgage Assoc.	3.000	11/01/36	120	114,204
Federal National Mortgage Assoc.	3.000	12/01/42	645	588,874
Federal National Mortgage Assoc.	3.000	02/01/43	284	258,939
Federal National Mortgage Assoc.	3.000	03/01/43	249	226,780
Federal National Mortgage Assoc.	3.000	04/01/43	270	246,963
Federal National Mortgage Assoc.	3.000	06/01/43	121	110,498
Federal National Mortgage Assoc.	3.000	06/01/43	242	220,900
Federal National Mortgage Assoc.	3.000	07/01/43	815	743,487

See Notes to Financial Statements.

PGIM Government Income Fund 39

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	09/01/46	661	$590,016
Federal National Mortgage Assoc.	3.000	11/01/46	781	697,397
Federal National Mortgage Assoc.	3.000	11/01/46	839	748,983
Federal National Mortgage Assoc.	3.000	01/01/47	98	88,287
Federal National Mortgage Assoc.	3.000	04/01/47	1,708	1,524,683
Federal National Mortgage Assoc.	3.000	12/01/49	220	193,975
Federal National Mortgage Assoc.	3.000	12/01/49	508	445,893
Federal National Mortgage Assoc.	3.000	01/01/50	37	32,329
Federal National Mortgage Assoc.	3.000	06/01/50	213	186,377
Federal National Mortgage Assoc.	3.000	04/01/52	777	684,300
Federal National Mortgage Assoc.	3.000	05/01/52	2,720	2,401,092
Federal National Mortgage Assoc.	3.500	12/01/30	19	18,467
Federal National Mortgage Assoc.	3.500	11/01/32	636	628,608
Federal National Mortgage Assoc.	3.500	02/01/33	34	33,905
Federal National Mortgage Assoc.	3.500	05/01/33	57	56,280
Federal National Mortgage Assoc.	3.500	10/01/41	583	549,464
Federal National Mortgage Assoc.	3.500	12/01/41	172	161,967
Federal National Mortgage Assoc.	3.500	03/01/42	200	188,376
Federal National Mortgage Assoc.	3.500	05/01/42	755	710,594
Federal National Mortgage Assoc.	3.500	07/01/42	261	245,708
Federal National Mortgage Assoc.	3.500	12/01/42	603	565,493
Federal National Mortgage Assoc.	3.500	03/01/43	219	205,038
Federal National Mortgage Assoc.	3.500	06/01/45	1,312	1,222,623
Federal National Mortgage Assoc.	3.500	01/01/46	344	319,647
Federal National Mortgage Assoc.	3.500	12/01/46	668	616,788
Federal National Mortgage Assoc.	3.500	04/01/48	1,045	962,692
Federal National Mortgage Assoc.	3.500	11/01/48	690	636,071
Federal National Mortgage Assoc.	4.000	09/01/40	319	310,858
Federal National Mortgage Assoc.	4.000	01/01/41	388	378,024
Federal National Mortgage Assoc.	4.000	09/01/44	260	249,457
Federal National Mortgage Assoc.	4.000	06/01/47	955	900,628
Federal National Mortgage Assoc.	4.000	06/01/47	1,006	958,063
Federal National Mortgage Assoc.	4.000	08/01/47	206	196,282
Federal National Mortgage Assoc.	4.000	09/01/47	1,214	1,158,792
Federal National Mortgage Assoc.	4.000	10/01/47	603	574,143
Federal National Mortgage Assoc.	4.000	11/01/47	693	659,377
Federal National Mortgage Assoc.	4.336(s)	03/17/31	530	420,609
Federal National Mortgage Assoc.	4.500	04/01/41	267	267,153
Federal National Mortgage Assoc.	4.500	05/01/41	239	238,915
Federal National Mortgage Assoc.	4.500	01/01/45	86	84,943
Federal National Mortgage Assoc.	4.500	12/01/47	591	575,924
Federal National Mortgage Assoc.	4.500	06/01/48	124	121,104
Federal National Mortgage Assoc.	4.500	10/01/48	469	458,166
Federal National Mortgage Assoc.	4.500	06/01/52	868	837,301
Federal National Mortgage Assoc.	5.000	12/01/31	39	39,060
Federal National Mortgage Assoc.	5.000	03/01/34	103	104,034
Federal National Mortgage Assoc.	5.000	07/01/35	44	45,283
Federal National Mortgage Assoc.	5.000	09/01/35	36	36,620
Federal National Mortgage Assoc.	5.000	11/01/35	34	34,269
Federal National Mortgage Assoc.	5.000	05/01/36	16	16,635
Federal National Mortgage Assoc.	5.000	07/01/52	2,529	2,506,243
Federal National Mortgage Assoc.	5.500	02/01/34	102	103,489
Federal National Mortgage Assoc.	5.500	09/01/34	189	195,565
Federal National Mortgage Assoc.	5.500	02/01/35	137	141,376
Federal National Mortgage Assoc.	5.500	06/01/35	41	42,662
Federal National Mortgage Assoc.	5.500	06/01/35	67	68,006
Federal National Mortgage Assoc.	5.500	09/01/35	126	129,697
Federal National Mortgage Assoc.	5.500	10/01/35	106	109,916
Federal National Mortgage Assoc.	5.500	11/01/35	53	54,155
Federal National Mortgage Assoc.	5.500	11/01/35	82	84,432
Federal National Mortgage Assoc.	5.500	11/01/36	3	3,003

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	10/01/52	367		$370,843
Federal National Mortgage Assoc.	6.000	TBA	1,500		1,532,345
Federal National Mortgage Assoc.	6.000	09/01/33	—	(r)	320
Federal National Mortgage Assoc.	6.000	02/01/34	—	(r)	56
Federal National Mortgage Assoc.	6.000	06/01/34	—	(r)	40
Federal National Mortgage Assoc.	6.000	09/01/34	—	(r)	38
Federal National Mortgage Assoc.	6.000	09/01/34	5		4,712
Federal National Mortgage Assoc.	6.000	09/01/34	7		7,775
Federal National Mortgage Assoc.	6.000	11/01/34	3		2,858
Federal National Mortgage Assoc.	6.000	11/01/34	15		15,092
Federal National Mortgage Assoc.	6.000	02/01/35	—	(r)	33
Federal National Mortgage Assoc.	6.000	03/01/35	3		2,748
Federal National Mortgage Assoc.	6.000	04/01/35	—	(r)	239
Federal National Mortgage Assoc.	6.000	12/01/35	47		48,907
Federal National Mortgage Assoc.	6.000	01/01/36	122		126,760
Federal National Mortgage Assoc.	6.000	05/01/36	34		35,127
Federal National Mortgage Assoc.	6.000	05/01/36	196		205,981
Federal National Mortgage Assoc.	6.500	07/01/32	116		120,483
Federal National Mortgage Assoc.	6.500	08/01/32	55		57,382
Federal National Mortgage Assoc.	6.500	09/01/32	14		14,018
Federal National Mortgage Assoc.	6.500	10/01/32	29		30,557
Federal National Mortgage Assoc.	6.500	10/01/32	121		125,535
Federal National Mortgage Assoc.	6.500	10/01/37	100		105,184
Federal National Mortgage Assoc.	7.000	12/01/31	50		52,679
Federal National Mortgage Assoc.	7.000	09/01/33	46		48,014
Federal National Mortgage Assoc.	7.000	11/01/33	48		50,003
Freddie Mac Coupon Strips	5.245(s)	03/15/31	500		401,378
Freddie Mac Strips	5.389(s)	07/15/32	565		424,771
Government National Mortgage Assoc.	2.000	10/20/51	284		232,501
Government National Mortgage Assoc.	2.500	12/20/46	137		119,930
Government National Mortgage Assoc.	3.000	03/15/45	444		396,594
Government National Mortgage Assoc.	3.000	07/20/45	1,021		918,108
Government National Mortgage Assoc.	3.000	07/20/46	493		442,685
Government National Mortgage Assoc.	3.000	08/20/46	927		832,585
Government National Mortgage Assoc.	3.000	10/20/46	75		67,075
Government National Mortgage Assoc.	3.000	02/20/47	1,403		1,259,465
Government National Mortgage Assoc.	3.000	05/20/47	262		234,929
Government National Mortgage Assoc.	3.000	12/20/47	93		83,327
Government National Mortgage Assoc.	3.000	04/20/49	381		342,467
Government National Mortgage Assoc.	3.500	04/20/42	105		98,090
Government National Mortgage Assoc.	3.500	01/20/43	656		613,960
Government National Mortgage Assoc.	3.500	04/20/43	292		273,368
Government National Mortgage Assoc.	3.500	03/20/45	385		358,503
Government National Mortgage Assoc.	3.500	04/20/45	207		192,499
Government National Mortgage Assoc.	3.500	07/20/46	750		693,358
Government National Mortgage Assoc.	3.500	03/20/47	71		66,259
Government National Mortgage Assoc.	3.500	07/20/47	431		399,019
Government National Mortgage Assoc.	3.500	02/20/48	935		865,064
Government National Mortgage Assoc.	3.500	11/20/48	243		224,464
Government National Mortgage Assoc.	3.500	01/20/49	213		197,481
Government National Mortgage Assoc.	3.500	05/20/49	341		312,911
Government National Mortgage Assoc.	4.000	02/20/41	136		130,672
Government National Mortgage Assoc.	4.000	06/20/44	274		261,277
Government National Mortgage Assoc.	4.000	08/20/44	84		80,260
Government National Mortgage Assoc.	4.000	11/20/45	161		153,600
Government National Mortgage Assoc.	4.000	11/20/46	148		140,815
Government National Mortgage Assoc.	4.000	02/20/47	130		123,130
Government National Mortgage Assoc.	4.000	10/20/47	137		130,024
Government National Mortgage Assoc.	4.000	12/20/47	98		93,369
Government National Mortgage Assoc.	4.000	07/20/48	288		273,222
Government National Mortgage Assoc.	4.000	02/20/49	336		318,380

See Notes to Financial Statements.

PGIM Government Income Fund 41

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%	03/20/49	551	$521,138
Government National Mortgage Assoc.	4.500	02/20/40	84	83,451
Government National Mortgage Assoc.	4.500	01/20/41	52	51,941
Government National Mortgage Assoc.	4.500	02/20/41	246	245,695
Government National Mortgage Assoc.	4.500	03/20/41	124	123,479
Government National Mortgage Assoc.	4.500	06/20/44	184	181,283
Government National Mortgage Assoc.	4.500	02/20/46	16	15,387
Government National Mortgage Assoc.	4.500	03/20/46	78	76,586
Government National Mortgage Assoc.	4.500	03/20/47	357	351,070
Government National Mortgage Assoc.	4.500	08/20/47	64	62,813
Government National Mortgage Assoc.	4.500	01/20/48	49	47,921
Government National Mortgage Assoc.	4.500	02/20/48	295	290,387
Government National Mortgage Assoc.	4.500	05/20/52	1,637	1,589,429
Government National Mortgage Assoc.	4.500	10/20/52	189	183,548
Government National Mortgage Assoc.	5.000	07/15/33	145	146,546
Government National Mortgage Assoc.	5.000	09/15/33	199	200,682
Government National Mortgage Assoc.	5.000	04/15/34	11	11,726
Government National Mortgage Assoc.	5.500	02/15/34	108	108,536
Government National Mortgage Assoc.	5.500	02/15/36	65	66,898
Government National Mortgage Assoc.	5.500	05/20/53	1,924	1,949,137
Government National Mortgage Assoc.	5.500	12/20/54	1,531	1,544,205
Government National Mortgage Assoc.	6.000	01/20/55	894	912,229
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes, Series 30Y	5.500	09/18/33	370	399,681
Resolution Funding Corp. Interest Strips, Bonds	2.980(s)	01/15/30	520	437,690
Resolution Funding Corp. Interest Strips, Bonds	3.617(s)	04/15/30	1,025	853,927
Resolution Funding Corp. Interest Strips, Bonds	4.330(s)	01/15/29	667	584,479
Resolution Funding Corp. Principal Strips, Bonds	4.702(s)	01/15/30	6,895	5,820,374
Resolution Funding Corp. Principal Strips, Bonds	4.771(s)	04/15/30	2,225	1,856,140
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	640	553,302
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.875	08/01/30	140	140,675
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	188,332
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	20	13,158

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $149,404,179)				137,814,523

U.S. TREASURY OBLIGATIONS 15.0%
U.S. Treasury Notes	3.625	08/15/28	80	80,106
U.S. Treasury Notes	3.625	08/31/30	1,585	1,580,356
U.S. Treasury Notes	3.875	07/31/30	1,748	1,762,339
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	1,180	485,216
U.S. Treasury Strips Coupon	2.371(s)	11/15/40	1,880	887,637
U.S. Treasury Strips Coupon	2.472(s)	08/15/40	2,420	1,159,735
U.S. Treasury Strips Coupon	3.301(s)	02/15/46	5,395	1,883,381
U.S. Treasury Strips Coupon	3.490(s)	02/15/42	7,070	3,089,869
U.S. Treasury Strips Coupon	3.815(s)	02/15/41	2,650	1,233,456
U.S. Treasury Strips Coupon	4.334(s)	11/15/42	4,220	1,762,671
U.S. Treasury Strips Coupon	4.350(s)	08/15/41	8,735	3,945,357
U.S. Treasury Strips Coupon	4.354(s)	08/15/51	300	78,705
U.S. Treasury Strips Coupon	4.458(s)	02/15/49	13,080	3,899,927
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	18,132
U.S. Treasury Strips Coupon	4.624(s)	02/15/39	2,435	1,284,160
U.S. Treasury Strips Coupon	4.663(s)	02/15/50	410	116,254
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	795	228,069
U.S. Treasury Strips Coupon	4.800(s)	05/15/42	115	49,533
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	225	68,889
U.S. Treasury Strips Coupon	5.195(s)	02/15/44	560	217,287
U.S. Treasury Strips Coupon	5.317(s)	02/15/40	4,075	2,014,409

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)	5.364%(s)	05/15/40	16,480	$8,018,592

TOTAL U.S. TREASURY OBLIGATIONS (cost $38,315,139)				33,864,080

			Shares

AFFILIATED EXCHANGE-TRADED FUND 0.6%
PGIM AAA CLO ETF
(cost $1,280,773)(wa)			25,000	1,288,125

TOTAL LONG-TERM INVESTMENTS (cost $241,471,654)				224,427,339

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.483%)
(cost $715,513)(wa)			715,513	715,513

TOTAL INVESTMENTS 100.1% (cost $242,187,167)				225,142,852
Liabilities in excess of other assets(z) (0.1)%				(293,036)

NET ASSETS 100.0%				$224,849,816

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	3.000%	TBA	10/14/25	$(7,000)	$(6,062,906)
Federal National Mortgage Assoc.	4.000%	TBA	10/14/25	(2,000)	(1,865,395)
Federal National Mortgage Assoc.	5.000%	TBA	10/14/25	(1,500)	(1,478,137)
Government National Mortgage Assoc.	4.500%	TBA	09/22/25	(1,000)	(962,977)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $10,291,934)					$(10,369,415)

Futures contracts outstanding at August 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
141	2 Year U.S. Treasury Notes	Dec. 2025	$29,404,008	$44,828
63	5 Year U.S. Treasury Notes	Dec. 2025	6,896,531	22,488
17	10 Year U.S. Treasury Notes	Dec. 2025	1,912,500	5,781

See Notes to Financial Statements.

PGIM Government Income Fund 43

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Futures contracts outstanding at August 31, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
42	10 Year U.S. Ultra Treasury Notes	Dec. 2025	$4,805,063	$19,200
62	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	7,226,875	(36,438)

				55,859

Short Positions:
6	30 Day Federal Funds	Sep. 2025	2,391,941	53
254	20 Year U.S. Treasury Bonds	Dec. 2025	29,019,500	(80,023)
30	30 Year UMBS TBA – 3.5% Coupon	Oct. 2025	2,682,891	(155)
5	30 Year UMBS TBA – 4.0% Coupon	Oct. 2025	466,484	(1,530)

				(81,655)

				$(25,796)

Interest rate swap agreements outstanding at August 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreement:
1,465	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 4.340%	$—	$362	$362

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$216,366
JPS	—	1,098,664

Total	$—	$1,315,030

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$15,973,399	$—
Commercial Mortgage-Backed Securities	—	33,213,830	—
Residential Mortgage-Backed Securities	—	2,273,382	—
U.S. Government Agency Obligations	—	137,814,523	—
U.S. Treasury Obligations	—	33,864,080	—
Affiliated Exchange-Traded Fund	1,288,125	—	—
Short-Term Investment
Affiliated Mutual Fund	715,513	—	—

Total	$2,003,638	$223,139,214	$—

See Notes to Financial Statements.

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets`
Futures Contracts	$92,350	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	362	—

Total	$92,350	$362	$—

Liabilities
Forward Commitment Contracts	$—	$(10,369,415)	$—
Futures Contracts	(118,146)	—	—

Total	$(118,146)	$(10,369,415)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2025 were as follows:

U.S. Government Agency Obligations	61.3%
U.S. Treasury Obligations	15.0
Commercial Mortgage-Backed Securities	14.8
Collateralized Loan Obligations	7.1
Residential Mortgage-Backed Securities	1.0
Affiliated Exchange-Traded Fund	0.6

Affiliated Mutual Fund	0.3%

100.1
Liabilities in excess of other assets	(0.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$92,350	*	Due from/to broker-variation margin futures	$118,146	*
Interest rate contracts	Due from/to broker-variation margin swaps	362	*	—	—

		$92,712			$118,146

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Swaps

Interest rate contracts	$375	$913,426	$(24,203)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM Government Income Fund 45

PGIM Government Income Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$621,093	$29,814

For the six months ended August 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$52,584,847
Futures Contracts - Short Positions (1)	38,578,222
Interest Rate Swap Agreements (1)	17,007,667

*	Average volume is based on average quarter end balances for the six months ended August 31, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Government Income Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $240,190,881)	$223,139,214
Affiliated investments (cost $1,996,286)	2,003,638
Receivable for investments sold	12,746,010
Dividends and interest receivable	736,824
Receivable for Fund shares sold	173,754
Due from broker—variation margin futures	83,516
Due from broker—variation margin swaps	17,120
Prepaid expenses	40

Total Assets	238,900,116

Liabilities

Forward commitment contracts, at value (proceeds receivable $10,291,934)	10,369,415
Payable for investments purchased	3,146,181
Payable for Fund shares purchased	262,136
Accrued expenses and other liabilities	105,367
Management fee payable	61,908
Dividends and Distributions payable	56,078
Distribution fee payable	30,644
Affiliated transfer agent fee payable	16,073
Directors’ fees payable	2,498

Total Liabilities	14,050,300

Net Assets	$224,849,816

Net assets were comprised of:
Common stock, at par	$283
Paid-in capital in excess of par	329,954,303
Total distributable earnings (loss)	(105,104,770)

Net assets, August 31, 2025	$224,849,816

See Notes to Financial Statements.

PGIM Government Income Fund 47

PGIM Government Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2025

Class A

Net asset value and redemption price per share, ($124,239,525 ÷ 15,607,445 shares of common stock issued and outstanding)	$7.96
Maximum sales charge (3.25% of offering price)	0.27

Maximum offering price to public	$8.23

Class C

Net asset value, offering price and redemption price per share, ($2,436,689 ÷ 305,317 shares of common stock issued and outstanding)	$7.98

Class R

Net asset value, offering price and redemption price per share, ($4,970,720 ÷ 623,372 shares of common stock issued and outstanding)	$7.97

Class Z

Net asset value, offering price and redemption price per share, ($45,099,260 ÷ 5,675,325 shares of common stock issued and outstanding)	$7.95

Class R6

Net asset value, offering price and redemption price per share, ($48,103,622 ÷ 6,058,679 shares of common stock issued and outstanding)	$7.94

See Notes to Financial Statements.

PGIM Government Income Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Interest income	$4,805,842
Affiliated dividend income	68,886

Total income	4,874,728

Expenses
Management fee	557,844
Distribution fee(a)	193,130
Transfer agent’s fees and expenses (including affiliated expense of $48,192)(a)	167,648
Registration fees(a)	35,541
Custodian and accounting fees	27,960
Shareholders’ reports	22,679
Audit fee	21,591
Professional fees	19,032
Directors’ fees	6,508
Miscellaneous	19,156

Total expenses	1,071,089
Less: Fee waiver and/or expense reimbursement(a)	(167,166)
Distribution fee waiver(a)	(6,277)

Net expenses	897,646

Net investment income (loss)	3,977,082

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(2,747,464)
Futures transactions	913,426
Swap agreement transactions	(24,203)

(1,858,241)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $7,352)	1,340,173
Futures	621,093
Swap agreements	29,814
Foreign currencies	(1)

1,991,079

Net gain (loss) on investment and foreign currency transactions	132,838

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,109,920

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	160,391	13,907	18,832	—	—
Transfer agent’s fees and expenses	124,445	3,506	3,630	34,524	1,543
Registration fees	10,095	5,298	3,570	9,093	7,485
Fee waiver and/or expense reimbursement	(63,404)	(1,374)	(2,482)	(66,162)	(33,744)
Distribution fee waiver	—	—	(6,277)	—	—

See Notes to Financial Statements.

PGIM Government Income Fund 49

PGIM Government Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2025	Year Ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,977,082	$9,690,049
Net realized gain (loss) on investment transactions	(1,858,241)	(18,975,877)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,991,079	25,095,887

Net increase (decrease) in net assets resulting from operations	4,109,920	15,810,059

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,173,898)	(4,839,512)
Class C	(30,801)	(74,294)
Class R	(77,287)	(173,812)
Class Z	(979,978)	(2,950,769)
Class R6	(959,963)	(2,252,862)

	(4,221,927)	(10,291,249)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	20,602,041	35,009,550
Net asset value of shares issued in reinvestment of dividends and distributions	3,882,177	9,547,273
Cost of shares purchased	(47,905,244)	(135,967,163)

Net increase (decrease) in net assets from Fund share transactions	(23,421,026)	(91,410,340)

Total increase (decrease)	(23,533,033)	(85,891,530)

Net Assets:

Beginning of period	248,382,849	334,274,379

End of period	$224,849,816	$248,382,849

See Notes to Financial Statements.

PGIM Government Income Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.95		$7.80	$7.90	$9.08	$9.86	$10.01
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.25	0.22	0.15	0.07	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.01		0.17	(0.07)	(1.14)	(0.53)	(0.05)
Total from investment operations	0.14		0.42	0.15	(0.99)	(0.46)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.25)	(0.19)	(0.16)	(0.16)
Distributions from net realized gains	-		-	-	-	(0.16)	-
Total dividends and distributions	(0.13)		(0.27)	(0.25)	(0.19)	(0.32)	(0.16)
Net asset value, end of period	$7.96		$7.95	$7.80	$7.90	$9.08	$9.86
Total Return(b):	1.84%		5.47%	1.88%	(10.90)%	(4.72)%	0.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$124,240		$133,417	$146,542	$185,497	$217,848	$268,126
Average net assets (000)	$127,267		$141,430	$170,802	$188,326	$244,663	$357,068
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.93	%(d)	0.87%	1.06%	1.08%	0.98%	0.95%
Expenses before waivers and/or expense reimbursement	1.03	%(d)	0.95%	1.11%	1.13%	1.02%	1.00%
Net investment income (loss)	3.18	%(d)	3.21%	2.87%	1.84%	0.74%	0.56%
Portfolio turnover rate(e)(f)	63%		91%	111%	197%	143%	232%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund 51

PGIM Government Income Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
			2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.97		$7.82	$7.92	$9.10	$9.88		$10.04
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16 (b)	0.16	0.06	(0.01	)(b)	(0.02	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		0.17 (c)	(0.08)	(1.13)	(0.53)		(0.05)
Total from investment operations	0.10		0.33	0.08	(1.07)	(0.54)		(0.07)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.18)	(0.18)	(0.11)	(0.08)		(0.09)
Distributions from net realized gains	-		-	-	-	(0.16)		-
Total dividends and distributions	(0.09)		(0.18)	(0.18)	(0.11)	(0.24)		(0.09)
Net asset value, end of period	$7.98		$7.97	$7.82	$7.92	$9.10		$9.88
Total Return(d):	1.24%		4.28%	0.97%	(11.79)%	(5.50)%		(0.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,437		$2,912	$3,622	$3,554	$6,098		$12,166
Average net assets (000)	$2,759		$3,240	$3,805	$4,311	$8,379		$13,921
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.10	%(f)	2.00%	1.95%	2.11%	1.81%		1.69%
Expenses before waivers and/or expense reimbursement	2.20	%(f)	2.08%	2.00%	2.16%	1.85%		1.74%
Net investment income (loss)	2.00	%(f)	2.08%	1.98%	0.78%	(0.09)%		(0.20)%
Portfolio turnover rate(g)(h)	63%		91%	111%	197%	143%		232%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.97		$7.82	$7.91	$9.09	$9.87	$10.03
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.22	0.21	0.13	0.04	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.01		0.17	(0.07)	(1.14)	(0.52)	(0.06)
Total from investment operations	0.12		0.39	0.14	(1.01)	(0.48)	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.24)	(0.23)	(0.17)	(0.14)	(0.13)
Distributions from net realized gains	-		-	-	-	(0.16)	-
Total dividends and distributions	(0.12)		(0.24)	(0.23)	(0.17)	(0.30)	(0.13)
Net asset value, end of period	$7.97		$7.97	$7.82	$7.91	$9.09	$9.87
Total Return(b):	1.55%		5.08%	1.80%	(11.12)%	(5.01)%	(0.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,971		$5,128	$6,504	$6,586	$8,465	$11,915
Average net assets (000)	$4,981		$5,675	$6,416	$7,218	$10,282	$12,173
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26	%(d)	1.23%	1.25%	1.35%	1.28%	1.24%
Expenses before waivers and/or expense reimbursement	1.61	%(d)	1.56%	1.55%	1.65%	1.57%	1.54%
Net investment income (loss)	2.85	%(d)	2.86%	2.68%	1.56%	0.44%	0.29%
Portfolio turnover rate(e)(f)	63%		91%	111%	197%	143%	232%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund 53

PGIM Government Income Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.94		$7.79	$7.89	$9.06	$9.84	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.28	0.27	0.21	0.12	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		0.17	(0.08)	(1.14)	(0.53)	(0.04)
Total from investment operations	0.16		0.45	0.19	(0.93)	(0.41)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.29)	(0.24)	(0.21)	(0.21)
Distributions from net realized gains	-		-	-	-	(0.16)	-
Total dividends and distributions	(0.15)		(0.30)	(0.29)	(0.24)	(0.37)	(0.21)
Net asset value, end of period	$7.95		$7.94	$7.79	$7.89	$9.06	$9.84
Total Return(b):	2.07%		5.89%	2.45%	(10.27)%	(4.26)%	0.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,099		$54,292	$112,247	$250,587	$128,655	$233,898
Average net assets (000)	$50,829		$77,088	$199,984	$179,454	$163,472	$272,278
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.48	%(d)	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses before waivers and/or expense reimbursement	0.74	%(d)	0.69%	0.66%	0.64%	0.61%	0.66%
Net investment income (loss)	3.62	%(d)	3.62%	3.42%	2.53%	1.23%	1.00%
Portfolio turnover rate(e)(f)	63%		91%	111%	197%	143%	232%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.93		$7.78	$7.88	$9.05	$9.83	$9.98
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.28	0.27	0.20	0.12	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		0.17	(0.08)	(1.13)	(0.53)	(0.04)
Total from investment operations	0.16		0.45	0.19	(0.93)	(0.41)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.29)	(0.24)	(0.21)	(0.21)
Distributions from net realized gains	-		-	-	-	(0.16)	-
Total dividends and distributions	(0.15)		(0.30)	(0.29)	(0.24)	(0.37)	(0.21)
Net asset value, end of period	$7.94		$7.93	$7.78	$7.88	$9.05	$9.83
Total Return(b):	2.07%		5.90%	2.46%	(10.28)%	(4.26)%	0.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,104		$52,633	$65,360	$83,613	$94,271	$113,817
Average net assets (000)	$49,609		$58,797	$77,396	$82,904	$106,410	$103,539
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.47	%(d)	0.47%	0.47%	0.47%	0.47%	0.47%
Expenses before waivers and/or expense reimbursement	0.60	%(d)	0.58%	0.55%	0.56%	0.54%	0.54%
Net investment income (loss)	3.64	%(d)	3.62%	3.45%	2.45%	1.25%	1.02%
Portfolio turnover rate(e)(f)	63%		91%	111%	197%	143%	232%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund 55

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Floating Rate Income Fund and Government Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for the purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Floating Rate Income Fund (“Floating Rate Income”)	to maximize current income. The secondary objective is to seek capital appreciation when consistent with the Fund’s primary objective.
PGIM Government Income Fund (“Government Income”)	to seek high current return.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

Notes to Financial Statements (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in “Due to broker-variation margin futures” in the Statement of Assets and Liabilities.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Floating Rate Income Fund invested at least 80% of its investable assets in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution).

Notes to Financial Statements (unaudited) (continued)

Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Funds. In addition, loans trade in an over-the counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods.

Reverse Repurchase Agreements: The Floating Rate Income Fund enters reverse repurchase agreements with qualified third-party broker-dealers in which the Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Fund receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Fund upon the maturity of the transaction. During the term of the agreement, the Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Fund to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time.

Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgoes principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment

Notes to Financial Statements (unaudited) (continued)

transactions. The Funds maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Floating Rate Income	0.65% on average daily net assets up to and including $5 billion; 0.625% on average daily net assets exceeding $5 billion.	0.65%

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Government Income	0.470% on average daily net assets up to $1 billion; 0.420% on average daily net assets from $1 billion to $2 billion; 0.320% on average daily net assets from $2 billion to $3 billion; 0.270% on average daily net assets over $3 billion.	0.47%

The Manager has contractually agreed, through June 30, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Floating Rate Income - Class A	0.95%
Floating Rate Income - Class C	1.70
Floating Rate Income - Class Z	0.70
Floating Rate Income - Class R6	0.65
Government Income - Class A	—
Government Income - Class C	—
Government Income - Class R	—
Government Income - Class Z	0.48
Government Income - Class R6	0.47

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2026 to limit such fees on certain classes of the Government Income Fund based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Floating Rate Income - Class A	0.25%	0.25%
Floating Rate Income - Class C	1.00	1.00
Floating Rate Income - Class Z	N/A	N/A
Floating Rate Income - Class R6	N/A	N/A
Government Income - Class A	0.25	0.25
Government Income - Class C	1.00	1.00
Government Income - Class R	0.75	0.50
Government Income - Class Z	N/A	N/A
Government Income - Class R6	N/A	N/A

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended August 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDS
Floating Rate Income - Class A	$91,217	$22,207
Floating Rate Income - Class C	—	2,579
Government Income - Class A	3,772	454
Government Income - Class C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Floating Rate Income	$945,432,247	$1,126,756,869
Government Income	130,116,534	140,491,364

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2025, is presented as follows:

Floating Rate Income:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Exchange-Traded Funds(wa) :
PGIM Active High Yield Bond ETF

$ 7,088,000	$ 874,094	$ —	$70,406	$ —	$ 8,032,500	225,000	$ 298,025	$—

Floating Rate Income (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Floating Rate Income ETF

$ —	$ 25,138	$ —	$ 69	$ —	$ 25,207	500	$ 165	$—

$ 7,088,000	$ 899,232	$ —	$70,475	$ —	$ 8,057,707		$ 298,190	$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wa)

243,594,493	398,509,956	573,582,428	—	—	68,522,021	68,522,021	1,580,542	—

PGIM Institutional Money Market Fund (7-day effective yield 4.526%)(b)(wa)

3,262,859	125,477,180	103,449,272	1,563	(2,767)	25,289,563	25,307,279	51,413(1)	—

$246,857,352	$523,987,136	$677,031,700	$ 1,563	$(2,767)	$ 93,811,584		$1,631,955	$—

$253,945,352	$524,886,368	$677,031,700	$72,038	$(2,767)	$101,869,291		$1,930,145	$—

Government Income:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa) :

PGIM AAA CLO ETF

$ —	$1,280,773	$ —	$7,352	$—	$1,288,125	25,000	$28,230	$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wa)

$5,694,269	$39,293,532	$44,272,288	$ —	$—	$ 715,513	715,513	$40,656	$—

$5,694,269	$40,574,305	$44,272,288	$7,352	$—	$2,003,638		$68,886	$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of August 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Floating Rate Income	$2,481,713,767	$52,197,094	$(66,395,706)	$(14,198,612)
Government Income	232,198,946	2,316,234	(19,767,177)	(17,450,943)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of February 28, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Floating Rate Income	$368,458,000	$—
Government Income	81,632,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2025 are subject to such review.

Notes to Financial Statements (unaudited) (continued)

7.	Capital and Ownership

The Floating Rate Income Fund offers Class A, Class C, Class Z and Class R6 shares. The Government Income Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25% for the Floating Rate Income Fund and 3.25% for the Government Income Fund. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 5,750,000,000 shares of common stock, $0.00001 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares

Floating Rate Income - Class A	150,000,000

Floating Rate Income - Class C	100,000,000

Floating Rate Income - Class Z	2,000,000,000

Floating Rate Income - Class R6	1,000,000,000

Government Income - Class A	230,000,000

Government Income - Class B	5,000,000

Government Income - Class C	495,000,000

Government Income - Class R	500,000,000

Government Income - Class Z	500,000,000

Government Income - Class T	270,000,000

Government Income - Class R6	500,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of August 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Floating Rate Income–Class Z	45,276	0.1%

Government Income–Class Z	4,654	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Floating Rate Income	—	—%

Government Income	—	—

Unaffiliated:

Floating Rate Income	7	78.3

Government Income	6	62.8

Transactions in shares of common stock were as follows:

Floating Rate Income:

Share Class	Shares	Amount

Class A

Six months ended August 31, 2025:

Shares sold	4,267,604	$38,465,482

Shares issued in reinvestment of dividends and distributions	822,865	7,416,202

Shares purchased	(5,289,582)	(47,587,358)

Net increase (decrease) in shares outstanding before conversion	(199,113)	(1,705,674)

Shares issued upon conversion from other share class(es)	233,667	2,095,813

Shares purchased upon conversion into other share class(es)	(208,249)	(1,855,084)

Net increase (decrease) in shares outstanding	(173,695)	$(1,464,945)

Year ended February 28, 2025:

Shares sold	9,156,886	$83,508,763

Shares issued in reinvestment of dividends and distributions	1,740,615	15,862,065

Shares purchased	(7,579,805)	(69,082,702)

Net increase (decrease) in shares outstanding before conversion	3,317,696	30,288,126

Shares issued upon conversion from other share class(es)	793,533	7,234,771

Shares purchased upon conversion into other share class(es)	(477,017)	(4,344,610)

Net increase (decrease) in shares outstanding	3,634,212	$33,178,287

Class C

Six months ended August 31, 2025:

Shares sold	490,913	$4,428,544

Shares issued in reinvestment of dividends and distributions	153,937	1,387,757

Shares purchased	(628,126)	(5,650,785)

Net increase (decrease) in shares outstanding before conversion	16,724	165,516

Shares purchased upon conversion into other share class(es)	(117,695)	(1,056,369)

Net increase (decrease) in shares outstanding	(100,971)	$(890,853)

Year ended February 28, 2025:

Shares sold	1,391,778	$12,705,433

Shares issued in reinvestment of dividends and distributions	396,281	3,613,240

Shares purchased	(1,682,725)	(15,338,454)

Net increase (decrease) in shares outstanding before conversion	105,334	980,219

Shares purchased upon conversion into other share class(es)	(537,919)	(4,906,452)

Net increase (decrease) in shares outstanding	(432,585)	$(3,926,233)

Class Z

Six months ended August 31, 2025:

Shares sold	54,230,514	$488,723,470

Shares issued in reinvestment of dividends and distributions	7,337,146	66,186,739

Shares purchased	(66,491,322)	(595,504,476)

Net increase (decrease) in shares outstanding before conversion	(4,923,662)	(40,594,267)

Shares issued upon conversion from other share class(es)	243,514	2,175,669

Shares purchased upon conversion into other share class(es)	(405,961)	(3,662,030)

Net increase (decrease) in shares outstanding	(5,086,109)	$(42,080,628)

Year ended February 28, 2025:

Shares sold	107,929,503	$985,988,899

Shares issued in reinvestment of dividends and distributions	14,631,164	133,480,452

Shares purchased	(76,520,816)	(697,849,223)

Net increase (decrease) in shares outstanding before conversion	46,039,851	421,620,128

Shares issued upon conversion from other share class(es)	1,150,744	10,512,944

Shares purchased upon conversion into other share class(es)	(1,110,098)	(10,123,737)

Net increase (decrease) in shares outstanding	46,080,497	$422,009,335

Notes to Financial Statements (unaudited) (continued)

Floating	Rate Income (cont’d.):

Share Class	Shares	Amount

Class R6

Six months ended August 31, 2025:

Shares sold	2,172,905	$19,583,814

Shares issued in reinvestment of dividends and distributions	499,118	4,503,082

Shares purchased	(4,548,475)	(41,135,953)

Net increase (decrease) in shares outstanding before conversion	(1,876,452)	(17,049,057)

Shares issued upon conversion from other share class(es)	276,357	2,498,338

Shares purchased upon conversion into other share class(es)	(21,651)	(196,337)

Net increase (decrease) in shares outstanding	(1,621,746)	$(14,747,056)

Year ended February 28, 2025:

Shares sold	5,998,162	$54,787,445

Shares issued in reinvestment of dividends and distributions	1,330,705	12,142,187

Shares purchased	(10,969,424)	(100,211,060)

Net increase (decrease) in shares outstanding before conversion	(3,640,557)	(33,281,428)

Shares issued upon conversion from other share class(es)	755,617	6,886,689

Shares purchased upon conversion into other share class(es)	(574,821)	(5,259,605)

Net increase (decrease) in shares outstanding	(3,459,761)	$(31,654,344)

Government Income:

Share Class	Shares	Amount

Class A

Six months ended August 31, 2025:

Shares sold	303,246	$2,392,306

Shares issued in reinvestment of dividends and distributions	260,775	2,063,974

Shares purchased	(1,691,639)	(13,342,136)

Net increase (decrease) in shares outstanding before conversion	(1,127,618)	(8,885,856)

Shares issued upon conversion from other share class(es)	25,094	197,920

Shares purchased upon conversion into other share class(es)	(65,533)	(517,348)

Net increase (decrease) in shares outstanding	(1,168,057)	$(9,205,284)

Year ended February 28, 2025:

Shares sold	1,148,705	$9,043,598

Shares issued in reinvestment of dividends and distributions	583,346	4,583,353

Shares purchased	(3,729,432)	(29,230,795)

Net increase (decrease) in shares outstanding before conversion	(1,997,381)	(15,603,844)

Shares issued upon conversion from other share class(es)	68,720	536,595

Shares purchased upon conversion into other share class(es)	(74,337)	(582,058)

Net increase (decrease) in shares outstanding	(2,002,998)	$(15,649,307)

Class C

Six months ended August 31, 2025:

Shares sold	5,201	$41,156

Shares issued in reinvestment of dividends and distributions	3,881	30,795

Shares purchased	(53,757)	(427,444)

Net increase (decrease) in shares outstanding before conversion	(44,675)	(355,493)

Shares purchased upon conversion into other share class(es)	(15,176)	(120,285)

Net increase (decrease) in shares outstanding	(59,851)	$(475,778)

Government Income (cont’d.):

Share Class	Shares	Amount

Year ended February 28, 2025:

Shares sold	44,913	$356,348

Shares issued in reinvestment of dividends and distributions	9,401	74,053

Shares purchased	(102,139)	(801,680)

Net increase (decrease) in shares outstanding before conversion	(47,825)	(371,279)

Shares purchased upon conversion into other share class(es)	(49,862)	(392,817)

Net increase (decrease) in shares outstanding	(97,687)	$(764,096)

Class R

Six months ended August 31, 2025:

Shares sold	36,144	$284,601

Shares issued in reinvestment of dividends and distributions	9,733	77,167

Shares purchased	(66,174)	(521,688)

Net increase (decrease) in shares outstanding	(20,297)	$(159,920)

Year ended February 28, 2025:
Shares sold	67,029	$521,798
Shares issued in reinvestment of dividends and distributions	20,078	157,961
Shares purchased	(275,401)	(2,197,142)
Net increase (decrease) in shares outstanding	(188,294)	$(1,517,383)

Class Z

Six months ended August 31, 2025:

Shares sold	1,969,511	$15,550,363

Shares issued in reinvestment of dividends and distributions	95,371	753,439

Shares purchased	(3,228,223)	(25,352,166)

Net increase (decrease) in shares outstanding before conversion	(1,163,341)	(9,048,364)

Shares issued upon conversion from other share class(es)	22,863	179,578

Shares purchased upon conversion into other share class(es)	(22,704)	(177,891)

Net increase (decrease) in shares outstanding	(1,163,182)	$(9,046,677)

Year ended February 28, 2025:

Shares sold	1,996,403	$15,560,963

Shares issued in reinvestment of dividends and distributions	317,473	2,485,041

Shares purchased	(9,911,792)	(77,995,787)

Net increase (decrease) in shares outstanding before conversion	(7,597,916)	(59,949,783)

Shares issued upon conversion from other share class(es)	71,837	562,618

Shares purchased upon conversion into other share class(es)	(45,172)	(354,864)

Net increase (decrease) in shares outstanding	(7,571,251)	$(59,742,029)

Class R6

Six months ended August 31, 2025:

Shares sold	296,540	$2,333,615

Shares issued in reinvestment of dividends and distributions	121,196	956,802

Shares purchased	(1,050,287)	(8,261,810)

Net increase (decrease) in shares outstanding before conversion	(632,551)	(4,971,393)

Shares issued upon conversion from other share class(es)	55,990	440,784

Shares purchased upon conversion into other share class(es)	(353)	(2,758)

Net increase (decrease) in shares outstanding	(576,914)	$(4,533,367)

Year ended February 28, 2025:

Shares sold	1,210,351	$9,526,843

Shares issued in reinvestment of dividends and distributions	286,864	2,246,865

Shares purchased	(3,287,943)	(25,741,759)

Net increase (decrease) in shares outstanding before conversion	(1,790,728)	(13,968,051)

Shares issued upon conversion from other share class(es)	42,330	333,505

Shares purchased upon conversion into other share class(es)	(13,243)	(102,979)

Net increase (decrease) in shares outstanding	(1,761,641)	$(13,737,525)

Notes to Financial Statements (unaudited) (continued)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/27/2024 – 9/25/2025

Total Commitment	Tranche A: $1,200,000,000 Tranche B: $125,000,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*

Only Floating Rate Income Fund and one other fund are party to, and are allocated commitment fees related to, Tranche B of the SCA, in addition to Tranche A. The other Participating Funds are only party to Tranche A of the SCA.

Subsequent to the reporting period end, the SCA has been renewed and effective September 26, 2025 through September 24, 2026 will provide a commitment of $1,275,000,000, of which $1,200,000,000 (“Tranche A”) will be available for all Participating Funds, and of which $75,000,000 (“Tranche B”) will be solely available to the Floating Rate Income and one other fund (the “Floating Rate Funds”). The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the Tranche A SCA and the commitment fee allocated to the Floating Rate Funds will be 0.15% of the unused portion of the Tranche B SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended August 31, 2025.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Floating Rate Income	Government Income

Adjustable and Floating Rate Securities	X	–

Covenant-Life	X	–

Credit	X	X

Debt Obligations	X	X

Derivatives	X	X

Economic and Market Events	X	X

Emerging Markets	X	–

Floating Rate and Other Loans	X	–

Foreign Securities	X	–

Increase in Expenses	X	X

Interest Rate	X	X

Junk Bonds	X	–

Large Shareholder and Large Scale Redemption	X	X

Leverage	X	–

Liquidity	X	–

Risks	Floating Rate Income	Government Income

Loan Liquidity and Settlement	X	–

Management	X	–

Market Disruption and Geopolitical	X	X

Market	X	X

Mortgage-Backed and Asset-Backed Securities	–	X

Portfolio Turnover	X	X

U.S. Government and Agency Securities	–	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Funds will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Funds and therefore may magnify or otherwise increase investment losses to the Funds. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or borrow from banks.

The Fund may borrow to meet redemptions and may choose to keep such borrowings outstanding until loans or other portfolio transactions settle or for other extended periods. During the period when borrowings are outstanding, the Fund will incur interest expense. The Fund’s portfolio may also be subject to greater volatility during periods of borrowing, which can have an adverse impact on the Fund’s net asset value. The Fund will be required to maintain specified asset coverage by applicable federal securities laws and the terms of its credit facility with the lender with respect to its borrowings. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the Fund to fail to meet its asset coverage requirements.

Notes to Financial Statements (unaudited) (continued)

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain

U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of August 31, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Floating Rate Income Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Floating Rate Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Limited (“PGIML”) and PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIML and PGIM Fixed Income, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee.

[1]	PGIM Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential

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benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	2nd Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and five-year periods and underperformed over the other periods.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.95% for Class A shares, 1.70% for Class C shares, 0.70% for Class Z shares, and 0.65% for Class R6 shares through June 30, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements

PGIM Government Income Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a

[1]	PGIM Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

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business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	2nd Quartile	3rd Quartile	2nd Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- year period and underperformed its benchmark index over the remaining periods.
●	The Board considered that the Fund also outperformed its benchmark index over three- and ten-year periods (gross of fees).
●

PGIM Investments has contractually agreed, through June 30, 2026, to limit (exclusive of certain fees and expenses) total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.48% of average daily net assets for Class Z shares and 0.47% of average daily net assets for Class R6 shares.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 22, 2025